American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Equity Fund
May 31, 2023

Avantis U.S. Equity Fund - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.2%
AAR Corp.(1)	1,155	57,877
Aerojet Rocketdyne Holdings, Inc.(1)	3,621	197,272
AerSale Corp.(1)	635	9,538
Archer Aviation, Inc., Class A(1)	4,546	13,547
Axon Enterprise, Inc.(1)	257	49,578
Boeing Co.(1)	2,795	574,932
BWX Technologies, Inc.	3,560	214,739
Curtiss-Wright Corp.	281	44,415
Ducommun, Inc.(1)	89	3,645
General Dynamics Corp.	1,113	227,252
HEICO Corp.	159	24,578
HEICO Corp., Class A	385	46,912
Hexcel Corp.	1,272	87,755
Howmet Aerospace, Inc.	1,262	53,951
Huntington Ingalls Industries, Inc.	493	99,280
Kaman Corp.	710	14,754
Kratos Defense & Security Solutions, Inc.(1)	917	12,049
L3Harris Technologies, Inc.	689	121,209
Lockheed Martin Corp.	2,429	1,078,500
Moog, Inc., Class A	1,115	108,389
National Presto Industries, Inc.	103	7,678
Northrop Grumman Corp.	649	282,633
Parsons Corp.(1)	30	1,341
Raytheon Technologies Corp.	8,595	791,943
Spirit AeroSystems Holdings, Inc., Class A	840	22,336
Textron, Inc.	4,451	275,383
TransDigm Group, Inc.	207	160,146
Triumph Group, Inc.(1)	528	5,908
Virgin Galactic Holdings, Inc.(1)	1,367	4,730
Woodward, Inc.	2,187	230,532
		4,822,802
Air Freight and Logistics — 1.0%
Air Transport Services Group, Inc.(1)	3,671	61,306
CH Robinson Worldwide, Inc.	1,570	148,428
Expeditors International of Washington, Inc.	5,436	599,645
FedEx Corp.	5,203	1,134,150
Forward Air Corp.	1,069	103,981
GXO Logistics, Inc.(1)	748	41,828
Hub Group, Inc., Class A(1)	1,291	94,966
United Parcel Service, Inc., Class B	10,512	1,755,504
		3,939,808
Automobile Components — 0.5%
American Axle & Manufacturing Holdings, Inc.(1)	6,857	46,285
Aptiv PLC(1)	2,035	179,243
Autoliv, Inc.	2,728	222,332
BorgWarner, Inc.	8,776	389,040
Cooper-Standard Holdings, Inc.(1)	132	1,435
Dana, Inc.	6,208	79,897

Fox Factory Holding Corp.(1)	832	73,981
Gentex Corp.	4,070	106,878
Goodyear Tire & Rubber Co.(1)	10,569	145,112
LCI Industries	1,159	125,218
Lear Corp.	1,860	228,148
Luminar Technologies, Inc.(1)(2)	3,455	23,529
Modine Manufacturing Co.(1)	2,082	56,818
Motorcar Parts of America, Inc.(1)	233	1,284
Patrick Industries, Inc.	911	59,698
QuantumScape Corp.(1)(2)	2,508	16,277
Standard Motor Products, Inc.	341	12,044
Stoneridge, Inc.(1)	1,089	17,816
Visteon Corp.(1)	1,138	152,014
		1,937,049
Automobiles — 1.3%
Ford Motor Co.	80,937	971,244
General Motors Co.	31,371	1,016,734
Harley-Davidson, Inc.	3,640	113,240
Lucid Group, Inc.(1)(2)	4,717	36,604
Rivian Automotive, Inc., Class A(1)(2)	7,285	107,308
Tesla, Inc.(1)	12,136	2,474,894
Thor Industries, Inc.	2,388	186,909
Winnebago Industries, Inc.(2)	1,523	84,740
		4,991,673
Banks — 4.7%
1st Source Corp.	321	13,203
ACNB Corp.	274	8,069
Amalgamated Financial Corp.	1,351	19,211
Amerant Bancorp, Inc.	864	15,250
American National Bankshares, Inc.	384	11,032
Ameris Bancorp	2,160	68,170
Arrow Financial Corp.	616	11,236
Associated Banc-Corp.	3,946	58,440
Atlantic Union Bankshares Corp.	1,701	43,478
Axos Financial, Inc.(1)	2,555	96,630
Banc of California, Inc.	1,504	16,078
BancFirst Corp.	383	32,390
Bancorp, Inc.(1)	2,393	73,848
Bank First Corp.(2)	345	26,261
Bank of America Corp.	47,870	1,330,307
Bank of Hawaii Corp.(2)	1,184	46,354
Bank of Marin Bancorp	324	5,239
Bank OZK	3,249	112,350
BankUnited, Inc.	2,500	47,300
Banner Corp.	954	41,280
Bar Harbor Bankshares	500	11,815
Baycom Corp.	385	6,241
BCB Bancorp, Inc.	593	6,292
Berkshire Hills Bancorp, Inc.	1,551	31,718
Blue Foundry Bancorp(1)	1,039	9,663
Blue Ridge Bankshares, Inc.	811	7,048
BOK Financial Corp.	625	50,825
Bridgewater Bancshares, Inc.(1)	809	6,965
Brookline Bancorp, Inc.	3,642	29,937
Business First Bancshares, Inc.	748	10,898

Byline Bancorp, Inc.	780	13,822
Cadence Bank	6,071	109,035
Cambridge Bancorp	192	9,704
Camden National Corp.	451	13,309
Capital City Bank Group, Inc.	175	5,262
Capstar Financial Holdings, Inc.	717	8,640
Carter Bankshares, Inc.(1)	1,318	18,584
Cathay General Bancorp	2,175	63,597
Central Pacific Financial Corp.	1,144	16,714
Central Valley Community Bancorp	384	5,541
Citigroup, Inc.	23,632	1,047,370
Citizens & Northern Corp.	211	4,047
Citizens Financial Group, Inc.	10,986	283,219
City Holding Co.	392	33,786
Civista Bancshares, Inc.	218	3,266
CNB Financial Corp.	770	12,790
Coastal Financial Corp.(1)	338	11,563
Columbia Banking System, Inc.	7,208	144,376
Columbia Financial, Inc.(1)	962	15,536
Comerica, Inc.	3,572	128,949
Commerce Bancshares, Inc.	2,580	123,711
Community Bank System, Inc.	868	42,914
Community Trust Bancorp, Inc.	482	16,243
ConnectOne Bancorp, Inc.	1,113	15,115
CrossFirst Bankshares, Inc.(1)	1,628	15,694
Cullen/Frost Bankers, Inc.	1,127	112,925
Customers Bancorp, Inc.(1)	1,382	31,814
CVB Financial Corp.	3,283	39,429
Dime Community Bancshares, Inc.	1,799	29,144
Eagle Bancorp, Inc.	926	18,455
East West Bancorp, Inc.	3,982	190,539
Eastern Bankshares, Inc.	3,787	41,089
Enterprise Bancorp, Inc.	150	3,987
Enterprise Financial Services Corp.	907	36,842
Equity Bancshares, Inc., Class A	592	13,225
Esquire Financial Holdings, Inc.	226	9,567
Farmers & Merchants Bancorp, Inc.	511	10,164
Farmers National Banc Corp.	1,110	13,076
FB Financial Corp.	818	21,808
Fifth Third Bancorp	15,658	380,020
Financial Institutions, Inc.	648	10,180
First BanCorp	9,275	103,509
First Bancorp, Inc.	69	1,635
First Bancorp/Southern Pines NC	791	23,809
First Bancshares, Inc.	537	13,983
First Busey Corp.	2,149	40,186
First Business Financial Services, Inc.	296	7,924
First Citizens BancShares, Inc., Class A	259	323,025
First Commonwealth Financial Corp.	2,633	33,307
First Community Bankshares, Inc.	369	9,838
First Financial Bancorp	2,191	41,541
First Financial Bankshares, Inc.	1,917	49,650
First Financial Corp.	358	11,614
First Foundation, Inc.	1,202	4,664
First Hawaiian, Inc.	3,098	51,086

First Horizon Corp.	13,829	142,577
First Internet Bancorp	270	3,316
First Interstate BancSystem, Inc., Class A	2,212	48,775
First Merchants Corp.	1,521	40,230
First Mid Bancshares, Inc.	445	10,676
First of Long Island Corp.	821	8,382
Five Star Bancorp	297	5,679
Flushing Financial Corp.	915	10,660
FNB Corp.	7,606	83,590
FS Bancorp, Inc.	140	3,976
Fulton Financial Corp.	5,098	56,894
German American Bancorp, Inc.	515	14,214
Glacier Bancorp, Inc.	1,729	49,830
Great Southern Bancorp, Inc.	358	17,410
Hancock Whitney Corp.	3,174	115,946
Hanmi Financial Corp.	1,345	19,368
HarborOne Bancorp, Inc.	1,993	16,343
HBT Financial, Inc.	763	13,429
Heartland Financial USA, Inc.	932	25,714
Heritage Commerce Corp.	1,136	8,270
Heritage Financial Corp.	687	11,232
Hilltop Holdings, Inc.	1,799	53,106
Hingham Institution For Savings(2)	30	5,785
Home Bancorp, Inc.	231	7,112
Home BancShares, Inc.	3,454	74,157
HomeStreet, Inc.	686	3,595
HomeTrust Bancshares, Inc.	196	3,840
Hope Bancorp, Inc.	3,253	26,089
Horizon Bancorp, Inc.	1,083	9,628
Huntington Bancshares, Inc.	23,895	246,357
Independent Bank Corp.	947	41,801
Independent Bank Corp. (Michigan)	1,490	24,361
Independent Bank Group, Inc.	668	22,291
International Bancshares Corp.	2,135	91,207
JPMorgan Chase & Co.	26,663	3,618,436
Kearny Financial Corp.	2,765	18,885
KeyCorp	24,835	231,959
Lakeland Bancorp, Inc.	2,406	31,302
Lakeland Financial Corp.	832	41,791
Live Oak Bancshares, Inc.	1,607	34,775
M&T Bank Corp.	2,638	314,344
Macatawa Bank Corp.	1,412	12,313
Mercantile Bank Corp.	568	14,785
Metrocity Bankshares, Inc.	562	9,234
Metropolitan Bank Holding Corp.(1)	258	7,301
Mid Penn Bancorp, Inc.	311	6,898
Midland States Bancorp, Inc.	740	14,312
MidWestOne Financial Group, Inc.	488	9,213
MVB Financial Corp.	145	2,575
National Bank Holdings Corp., Class A	687	20,562
NBT Bancorp, Inc.	1,284	43,078
New York Community Bancorp, Inc.(2)	18,436	189,522
Nicolet Bankshares, Inc.	207	12,848
Northeast Bank	344	12,329
Northfield Bancorp, Inc.(2)	1,268	12,972

Northrim BanCorp, Inc.	88	3,336
Northwest Bancshares, Inc.	4,191	44,047
OceanFirst Financial Corp.	1,395	19,809
OFG Bancorp	2,093	50,776
Old National Bancorp	5,628	69,900
Old Second Bancorp, Inc.	1,685	19,950
Origin Bancorp, Inc.	749	21,309
Orrstown Financial Services, Inc.	418	7,566
Pacific Premier Bancorp, Inc.	2,662	50,125
Park National Corp.(2)	449	44,339
Parke Bancorp, Inc.	239	3,838
Pathward Financial, Inc.	1,347	59,187
PCB Bancorp	619	8,722
Peapack-Gladstone Financial Corp.	790	20,848
Peoples Bancorp, Inc.(2)	1,112	28,545
Pinnacle Financial Partners, Inc.	1,640	79,786
PNC Financial Services Group, Inc.	6,022	697,528
Popular, Inc.	2,764	158,045
Preferred Bank	443	20,431
Premier Financial Corp.	1,015	14,149
Primis Financial Corp.	314	2,314
Prosperity Bancshares, Inc.	1,463	83,654
Provident Financial Services, Inc.	2,497	39,652
QCR Holdings, Inc.	506	19,441
RBB Bancorp	596	6,222
Regions Financial Corp.	20,692	357,351
Renasant Corp.	1,599	41,766
Republic Bancorp, Inc., Class A	412	17,362
S&T Bancorp, Inc.	1,341	35,966
Sandy Spring Bancorp, Inc.	1,151	24,102
Seacoast Banking Corp. of Florida	2,047	42,332
ServisFirst Bancshares, Inc.	1,192	48,038
Shore Bancshares, Inc.	441	4,966
Sierra Bancorp	568	9,082
Simmons First National Corp., Class A	3,160	51,413
SmartFinancial, Inc.	582	12,280
South Plains Financial, Inc.	709	15,711
Southern First Bancshares, Inc.(1)	222	5,099
Southern Missouri Bancorp, Inc.	393	14,600
Southside Bancshares, Inc.	640	16,960
SouthState Corp.	1,540	96,281
Stellar Bancorp, Inc.	1,191	27,703
Stock Yards Bancorp, Inc.	769	32,221
Summit Financial Group, Inc.	196	3,736
Synovus Financial Corp.	5,245	142,087
Texas Capital Bancshares, Inc.(1)	1,212	57,328
Timberland Bancorp, Inc.	313	7,374
Tompkins Financial Corp.	301	15,742
Towne Bank	1,775	41,251
TriCo Bancshares	1,187	38,649
Triumph Financial, Inc.(1)	1,059	54,983
Truist Financial Corp.	14,115	430,084
TrustCo Bank Corp. NY	1,026	28,348
Trustmark Corp.	1,692	35,329
U.S. Bancorp	19,334	578,087

UMB Financial Corp.	1,234	69,894
United Bankshares, Inc.	2,235	65,754
United Community Banks, Inc.	2,262	51,144
Unity Bancorp, Inc.	332	7,553
Univest Financial Corp.	963	17,074
Valley National Bancorp	12,452	91,896
Veritex Holdings, Inc.	1,658	28,634
Washington Federal, Inc.	2,781	72,334
Washington Trust Bancorp, Inc.	493	12,552
Webster Financial Corp.	3,147	111,876
Wells Fargo & Co.	41,460	1,650,523
WesBanco, Inc.	1,386	33,458
West BanCorp, Inc.	500	8,400
Westamerica BanCorp	893	33,782
Western Alliance Bancorp	3,500	118,650
Wintrust Financial Corp.	1,728	109,849
WSFS Financial Corp.	1,578	52,768
Zions Bancorp NA	4,184	114,181
		18,573,696
Beverages — 1.3%
Boston Beer Co., Inc., Class A(1)	136	45,900
Brown-Forman Corp., Class A	472	29,665
Brown-Forman Corp., Class B	4,463	275,679
Celsius Holdings, Inc.(1)	207	25,985
Coca-Cola Co.	23,722	1,415,255
Coca-Cola Consolidated, Inc.	201	133,010
Constellation Brands, Inc., Class A	1,320	320,720
Duckhorn Portfolio, Inc.(1)	503	6,554
Keurig Dr Pepper, Inc.	5,458	169,853
MGP Ingredients, Inc.	302	28,708
Molson Coors Beverage Co., Class B	4,236	261,997
Monster Beverage Corp.(1)	5,506	322,762
National Beverage Corp.(1)	860	42,501
PepsiCo, Inc.	10,505	1,915,587
		4,994,176
Biotechnology — 2.9%
2seventy bio, Inc.(1)	714	8,504
AbbVie, Inc.	12,122	1,672,351
Adicet Bio, Inc.(1)(2)	495	2,713
Agios Pharmaceuticals, Inc.(1)	1,221	30,867
Aldeyra Therapeutics, Inc.(1)	2,228	21,144
Alector, Inc.(1)	2,399	17,849
Alkermes PLC(1)	2,415	69,866
Allogene Therapeutics, Inc.(1)(2)	1,863	9,781
Alnylam Pharmaceuticals, Inc.(1)	419	77,519
Altimmune, Inc.(1)	915	3,697
ALX Oncology Holdings, Inc.(1)	72	480
Amgen, Inc.	3,763	830,306
AnaptysBio, Inc.(1)	151	2,884
Anika Therapeutics, Inc.(1)	17	461
Apellis Pharmaceuticals, Inc.(1)	626	53,742
Arcturus Therapeutics Holdings, Inc.(1)	69	1,886
Arcus Biosciences, Inc.(1)	711	14,604
Ardelyx, Inc.(1)	348	1,162
Atara Biotherapeutics, Inc.(1)	834	1,276

BioCryst Pharmaceuticals, Inc.(1)	946	7,823
Biogen, Inc.(1)	2,382	706,049
BioMarin Pharmaceutical, Inc.(1)	2,528	219,784
Bluebird Bio, Inc.(1)	123	412
Bridgebio Pharma, Inc.(1)(2)	2,160	29,635
CareDx, Inc.(1)	381	3,040
Caribou Biosciences, Inc.(1)	1,959	8,639
Catalyst Pharmaceuticals, Inc.(1)	5,260	60,753
Chinook Therapeutics, Inc.(1)	1,501	36,309
CRISPR Therapeutics AG(1)(2)	1,163	74,479
CTI BioPharma Corp.(1)	1,427	12,914
Cullinan Oncology, Inc.(1)	2,086	21,444
Cytokinetics, Inc.(1)	516	19,448
Deciphera Pharmaceuticals, Inc.(1)	674	9,099
Denali Therapeutics, Inc.(1)	843	25,475
Dynavax Technologies Corp.(1)	4,847	55,401
Dyne Therapeutics, Inc.(1)	1,429	18,620
Editas Medicine, Inc.(1)	1,447	13,283
Emergent BioSolutions, Inc.(1)	873	7,447
Enanta Pharmaceuticals, Inc.(1)	212	4,978
EQRx, Inc.(1)	9,167	16,134
Exact Sciences Corp.(1)	920	75,054
Exelixis, Inc.(1)	2,650	51,092
Fate Therapeutics, Inc.(1)	1,015	5,126
Generation Bio Co.(1)	1,509	5,281
Gilead Sciences, Inc.	20,055	1,543,032
Halozyme Therapeutics, Inc.(1)	3,119	101,149
Horizon Therapeutics PLC(1)	3,218	321,897
Ideaya Biosciences, Inc.(1)	273	6,235
Incyte Corp.(1)	2,121	130,548
Insmed, Inc.(1)	1,048	19,943
Ionis Pharmaceuticals, Inc.(1)	1,383	56,565
Iovance Biotherapeutics, Inc.(1)	1,053	9,203
Ironwood Pharmaceuticals, Inc.(1)	6,854	74,571
iTeos Therapeutics, Inc.(1)	1,269	20,659
KalVista Pharmaceuticals, Inc.(1)	1,352	13,182
Keros Therapeutics, Inc.(1)	47	2,249
Kiniksa Pharmaceuticals Ltd., Class A(1)	232	3,216
Kinnate Biopharma, Inc.(1)	1,641	7,056
Kodiak Sciences, Inc.(1)(2)	87	516
Kura Oncology, Inc.(1)	2,185	29,104
Kymera Therapeutics, Inc.(1)(2)	547	16,104
Lyell Immunopharma, Inc.(1)(2)	4,561	14,550
MacroGenics, Inc.(1)	152	710
MannKind Corp.(1)	2,305	10,695
Mirati Therapeutics, Inc.(1)	667	24,786
Moderna, Inc.(1)	6,241	797,038
Monte Rosa Therapeutics, Inc.(1)	439	3,240
Myriad Genetics, Inc.(1)	1,744	38,473
Neurocrine Biosciences, Inc.(1)	1,142	102,243
Nkarta, Inc.(1)(2)	785	3,627
Nurix Therapeutics, Inc.(1)	1,315	13,308
Olema Pharmaceuticals, Inc.(1)	299	1,546
Organogenesis Holdings, Inc.(1)	778	2,824
PDL BioPharma, Inc.(1)	752	8

PMV Pharmaceuticals, Inc.(1)	1,392	7,447
Point Biopharma Global, Inc.(1)	2,767	25,650
PTC Therapeutics, Inc.(1)	770	32,317
RAPT Therapeutics, Inc.(1)	652	13,060
Recursion Pharmaceuticals, Inc., Class A(1)	1,117	9,796
Regeneron Pharmaceuticals, Inc.(1)	1,638	1,204,847
REGENXBIO, Inc.(1)	1,606	27,671
Repare Therapeutics, Inc.(1)	136	1,443
Replimune Group, Inc.(1)	1,200	22,788
REVOLUTION Medicines, Inc.(1)	858	21,390
Rocket Pharmaceuticals, Inc.(1)	601	12,579
Roivant Sciences Ltd.(1)	6,006	54,595
Sage Therapeutics, Inc.(1)	1,513	74,893
Sana Biotechnology, Inc.(1)(2)	1,133	6,821
Sarepta Therapeutics, Inc.(1)	749	92,576
Seagen, Inc.(1)	1,087	212,726
Stoke Therapeutics, Inc.(1)	72	806
Sutro Biopharma, Inc.(1)	160	718
Tango Therapeutics, Inc.(1)	1,099	2,967
uniQure NV(1)(2)	1,848	35,648
United Therapeutics Corp.(1)	1,463	306,850
Vanda Pharmaceuticals, Inc.(1)	982	5,843
Veracyte, Inc.(1)	948	24,534
Vertex Pharmaceuticals, Inc.(1)	4,387	1,419,502
Viking Therapeutics, Inc.(1)	399	8,762
Vir Biotechnology, Inc.(1)	5,556	148,178
Voyager Therapeutics, Inc.(1)	243	2,768
Xencor, Inc.(1)	1,200	32,520
Zymeworks, Inc.(1)(2)	83	683
		11,487,466
Broadline Retail — 1.9%
Amazon.com, Inc.(1)	48,998	5,908,179
Big Lots, Inc.(2)	932	4,679
Dillard's, Inc., Class A(2)	218	60,018
eBay, Inc.	12,260	521,540
Etsy, Inc.(1)	1,403	113,713
Kohl's Corp.	5,840	106,989
Macy's, Inc.	10,794	146,690
MercadoLibre, Inc.(1)	433	536,487
Nordstrom, Inc.	4,513	69,049
Ollie's Bargain Outlet Holdings, Inc.(1)	1,003	55,285
		7,522,629
Building Products — 0.9%
A O Smith Corp.	3,011	192,523
Advanced Drainage Systems, Inc.	2,300	222,571
Allegion PLC	925	96,885
American Woodmark Corp.(1)	7	417
Apogee Enterprises, Inc.	875	32,296
Armstrong World Industries, Inc.	1,842	115,014
Builders FirstSource, Inc.(1)	5,958	690,830
Carlisle Cos., Inc.	502	106,645
Carrier Global Corp.	4,462	182,496
CSW Industrials, Inc.	243	34,438
Fortune Brands Innovations, Inc.	926	55,977
Gibraltar Industries, Inc.(1)	251	13,127

Griffon Corp.	1,277	40,251
Hayward Holdings, Inc.(1)	2,247	24,402
Insteel Industries, Inc.	667	19,963
JELD-WEN Holding, Inc.(1)	4,267	55,855
Johnson Controls International PLC	2,010	119,997
Lennox International, Inc.	235	64,745
Masco Corp.	1,516	73,253
Masonite International Corp.(1)	1,113	98,022
Masterbrand, Inc.(1)	926	9,612
Owens Corning	3,626	385,553
PGT Innovations, Inc.(1)	3,039	75,580
Quanex Building Products Corp.	1,197	25,149
Resideo Technologies, Inc.(1)	946	15,164
Simpson Manufacturing Co., Inc.	1,224	144,665
Trane Technologies PLC	1,466	239,295
Trex Co., Inc.(1)	3,888	199,649
UFP Industries, Inc.	2,483	193,922
		3,528,296
Capital Markets — 3.4%
Affiliated Managers Group, Inc.	122	16,969
Ameriprise Financial, Inc.	3,300	984,951
Ares Management Corp., Class A	806	70,195
Artisan Partners Asset Management, Inc., Class A	2,740	87,680
Assetmark Financial Holdings, Inc.(1)	1,059	29,737
Bank of New York Mellon Corp.	13,069	525,374
BGC Partners, Inc., Class A	5,615	22,853
BlackRock, Inc.	1,271	835,746
Blackstone, Inc.	5,215	446,613
Brightsphere Investment Group, Inc.	1,432	30,774
Carlyle Group, Inc.	8,447	231,532
Cboe Global Markets, Inc.	580	76,804
Charles Schwab Corp.	12,237	644,768
CME Group, Inc.	2,237	399,864
Cohen & Steers, Inc.	935	50,873
Coinbase Global, Inc., Class A(1)	2,116	131,615
Diamond Hill Investment Group, Inc.	178	28,261
Donnelley Financial Solutions, Inc.(1)	603	26,743
Evercore, Inc., Class A	1,560	168,402
FactSet Research Systems, Inc.	543	208,995
Federated Hermes, Inc.	2,049	70,547
Focus Financial Partners, Inc., Class A(1)	408	21,253
Franklin Resources, Inc.	4,032	96,808
Goldman Sachs Group, Inc.	4,689	1,518,767
Hamilton Lane, Inc., Class A	248	16,842
Houlihan Lokey, Inc.	2,001	174,707
Interactive Brokers Group, Inc., Class A	674	52,053
Intercontinental Exchange, Inc.	1,419	150,343
Invesco Ltd.	6,693	96,245
Janus Henderson Group PLC	4,060	106,697
Jefferies Financial Group, Inc.	5,456	164,062
KKR & Co., Inc.	7,160	368,668
Lazard Ltd., Class A	4,736	135,876
LPL Financial Holdings, Inc.	1,198	233,346
MarketAxess Holdings, Inc.	363	98,885
Moelis & Co., Class A	2,860	108,308

Moody's Corp.	1,104	349,835
Morgan Stanley	15,407	1,259,676
Morningstar, Inc.	190	38,893
MSCI, Inc.	339	159,510
Nasdaq, Inc.	1,113	61,605
Northern Trust Corp.	3,479	250,210
Open Lending Corp., Class A(1)	2,157	21,872
Oppenheimer Holdings, Inc., Class A	408	15,998
Piper Sandler Cos.	918	116,926
PJT Partners, Inc., Class A	240	16,176
Raymond James Financial, Inc.	4,032	364,291
S&P Global, Inc.	1,584	582,009
SEI Investments Co.	3,504	198,256
State Street Corp.	7,691	523,142
Stifel Financial Corp.	3,185	176,990
StoneX Group, Inc.(1)	834	66,962
T. Rowe Price Group, Inc.	5,639	604,275
TPG, Inc.	2,383	61,481
Tradeweb Markets, Inc., Class A	632	42,312
Victory Capital Holdings, Inc., Class A	933	28,895
Virtu Financial, Inc., Class A	4,225	74,318
Virtus Investment Partners, Inc.	317	60,477
WisdomTree, Inc.	2,210	15,028
		13,521,293
Chemicals — 2.3%
AdvanSix, Inc.	1,534	50,469
Air Products & Chemicals, Inc.	2,549	686,038
Albemarle Corp.	1,315	254,492
Alto Ingredients, Inc.(1)	755	1,518
American Vanguard Corp.	1,244	21,223
Ashland, Inc.	1,009	85,644
Avient Corp.	1,988	72,562
Axalta Coating Systems Ltd.(1)	2,653	76,964
Cabot Corp.	2,792	191,196
Celanese Corp.	2,609	271,388
CF Industries Holdings, Inc.	6,978	429,217
Chemours Co.	7,313	193,721
Corteva, Inc.	9,479	507,032
Danimer Scientific, Inc.(1)(2)	1,017	2,939
Dow, Inc.	18,472	901,064
DuPont de Nemours, Inc.	4,665	313,441
Eastman Chemical Co.	3,371	259,870
Ecolab, Inc.	789	130,224
Ecovyst, Inc.(1)	968	9,719
Element Solutions, Inc.	781	14,003
FMC Corp.	3,139	326,707
FutureFuel Corp.	1,729	14,679
Ginkgo Bioworks Holdings, Inc.(1)(2)	15,254	24,101
HB Fuller Co.	487	30,652
Huntsman Corp.	6,131	145,611
Ingevity Corp.(1)	1,528	72,106
Innospec, Inc.	430	39,715
International Flavors & Fragrances, Inc.	1,930	149,170
Intrepid Potash, Inc.(1)	310	5,450
Koppers Holdings, Inc.	734	21,257

Kronos Worldwide, Inc.	903	7,450
Linde PLC	2,924	1,034,102
Livent Corp.(1)(2)	2,777	64,010
LSB Industries, Inc.(1)	4,030	37,479
LyondellBasell Industries NV, Class A	8,097	692,617
Mativ Holdings, Inc.	1	15
Minerals Technologies, Inc.	580	32,254
Mosaic Co.	12,135	387,835
NewMarket Corp.	182	70,947
Olin Corp.	6,220	294,268
Origin Materials, Inc.(1)(2)	1,311	5,546
Orion Engineered Carbons SA	2,618	60,711
PPG Industries, Inc.	980	128,664
PureCycle Technologies, Inc.(1)(2)	1,827	12,588
Quaker Chemical Corp.	152	28,851
RPM International, Inc.	949	75,721
Sherwin-Williams Co.	1,835	417,976
Stepan Co.	581	53,423
Trinseo PLC	1,620	20,120
Tronox Holdings PLC, Class A	5,103	54,296
Valhi, Inc.	232	2,884
Westlake Corp.	860	89,397
		8,873,326
Commercial Services and Supplies — 0.7%
Aris Water Solutions, Inc., Class A	400	3,676
Brady Corp., Class A	638	30,420
Brink's Co.	478	31,801
Casella Waste Systems, Inc., Class A(1)	858	77,357
Cimpress PLC(1)	8	382
Cintas Corp.	851	401,791
Civeo Corp.(1)	1,036	20,710
Clean Harbors, Inc.(1)	1,513	212,425
Copart, Inc.(1)	6,872	601,919
Deluxe Corp.	592	9,010
Ennis, Inc.	1,194	23,128
Healthcare Services Group, Inc.	1,523	20,576
Heritage-Crystal Clean, Inc.(1)	610	20,228
HNI Corp.	1,019	25,985
Interface, Inc.	1,955	13,548
Li-Cycle Holdings Corp.(1)(2)	1,720	8,118
MSA Safety, Inc.	191	26,274
Pitney Bowes, Inc.	1,109	3,682
Quad/Graphics, Inc.(1)	1,703	5,569
Republic Services, Inc.	746	105,656
Rollins, Inc.	1,768	69,518
SP Plus Corp.(1)	633	23,048
Steelcase, Inc., Class A	935	6,068
Stericycle, Inc.(1)	75	3,161
Tetra Tech, Inc.	454	62,411
UniFirst Corp.	331	56,637
VSE Corp.	101	4,750
Waste Connections, Inc.	1,017	138,973
Waste Management, Inc.	3,601	583,074
		2,589,895

Communications Equipment — 0.5%
Arista Networks, Inc.(1)	2,493	414,686
Aviat Networks, Inc.(1)	332	10,166
Cambium Networks Corp.(1)	125	1,960
Ciena Corp.(1)	2,194	102,547
Cisco Systems, Inc.	14,143	702,483
CommScope Holding Co., Inc.(1)	2,063	8,582
Comtech Telecommunications Corp.	175	2,009
Extreme Networks, Inc.(1)	3,097	63,798
F5, Inc.(1)	259	38,223
Harmonic, Inc.(1)	1,539	27,102
Juniper Networks, Inc.	2,173	65,994
Lumentum Holdings, Inc.(1)	1,326	70,145
Motorola Solutions, Inc.	1,441	406,247
NETGEAR, Inc.(1)	326	4,574
Ribbon Communications, Inc.(1)	594	1,651
Ubiquiti, Inc.	105	17,131
ViaSat, Inc.(1)	2,820	125,800
Viavi Solutions, Inc.(1)	3,474	34,184
		2,097,282
Construction and Engineering — 0.5%
AECOM	751	58,616
Ameresco, Inc., Class A(1)(2)	1,579	68,023
Arcosa, Inc.	1,270	83,388
Argan, Inc.	354	14,319
EMCOR Group, Inc.	1,668	274,953
Fluor Corp.(1)	1,904	50,570
Granite Construction, Inc.	1,638	59,279
Great Lakes Dredge & Dock Corp.(1)	2,633	16,693
MasTec, Inc.(1)	1,366	138,458
Matrix Service Co.(1)	1	5
MDU Resources Group, Inc.	5,158	150,511
MYR Group, Inc.(1)	872	111,180
Northwest Pipe Co.(1)	260	6,906
Quanta Services, Inc.	2,414	428,678
Sterling Infrastructure, Inc.(1)	1,804	83,110
Tutor Perini Corp.(1)	1,023	5,524
Valmont Industries, Inc.	236	61,896
WillScot Mobile Mini Holdings Corp.(1)	4,268	183,866
		1,795,975
Construction Materials — 0.2%
Eagle Materials, Inc.	1,469	239,344
Martin Marietta Materials, Inc.	716	284,997
Summit Materials, Inc., Class A(1)	2,719	86,002
US Lime & Minerals, Inc.	139	25,217
Vulcan Materials Co.	1,269	248,090
		883,650
Consumer Finance — 1.0%
Ally Financial, Inc.	10,154	270,807
American Express Co.	4,236	671,660
Atlanticus Holdings Corp.(1)(2)	173	6,048
Bread Financial Holdings, Inc.	2,394	67,463
Capital One Financial Corp.	7,635	795,643
Consumer Portfolio Services, Inc.(1)	792	9,195
Credit Acceptance Corp.(1)	252	112,311

Discover Financial Services	7,449	765,310
Encore Capital Group, Inc.(1)(2)	1,178	50,737
Enova International, Inc.(1)	991	46,101
EZCORP, Inc., Class A(1)	1,486	12,393
FirstCash Holdings, Inc.	385	37,938
Green Dot Corp., Class A(1)	1,850	33,726
LendingClub Corp.(1)	3,059	25,084
Navient Corp.	5,259	79,674
Nelnet, Inc., Class A	486	44,955
OneMain Holdings, Inc.	6,084	230,340
Oportun Financial Corp.(1)	218	1,249
PRA Group, Inc.(1)	1,218	22,777
PROG Holdings, Inc.(1)	2,373	77,431
Regional Management Corp.	404	10,565
SLM Corp.	10,642	162,397
SoFi Technologies, Inc.(1)	16,818	116,717
Synchrony Financial	15,059	466,227
World Acceptance Corp.(1)(2)	184	20,459
		4,137,207
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc., Class A	2,681	54,585
Andersons, Inc.	834	32,534
BJ's Wholesale Club Holdings, Inc.(1)	2,274	142,466
Casey's General Stores, Inc.	1,414	319,069
Costco Wholesale Corp.	4,136	2,115,812
Dollar General Corp.	2,273	457,078
Dollar Tree, Inc.(1)	2,892	390,073
Grocery Outlet Holding Corp.(1)	774	22,229
Ingles Markets, Inc., Class A	741	59,480
Kroger Co.	18,575	842,005
Natural Grocers by Vitamin Cottage, Inc.	593	6,553
Performance Food Group Co.(1)	1,656	91,560
PriceSmart, Inc.	476	34,500
SpartanNash Co.	1,193	27,320
Sprouts Farmers Market, Inc.(1)	4,995	172,627
Sysco Corp.	6,897	482,445
Target Corp.	6,563	859,294
United Natural Foods, Inc.(1)	2,370	63,303
US Foods Holding Corp.(1)	980	38,984
Walgreens Boots Alliance, Inc.	5,900	179,183
Walmart, Inc.	10,350	1,520,105
Weis Markets, Inc.	703	41,857
		7,953,062
Containers and Packaging — 0.5%
Amcor PLC	13,236	127,595
AptarGroup, Inc.	741	83,355
Ardagh Metal Packaging SA	1,684	6,079
Avery Dennison Corp.	871	140,344
Ball Corp.	2,728	139,565
Berry Global Group, Inc.	844	48,285
Crown Holdings, Inc.	857	65,329
Graphic Packaging Holding Co.	8,922	213,236
Greif, Inc., Class A	1,000	60,100
Greif, Inc., Class B	105	7,345
International Paper Co.	6,520	191,949

Myers Industries, Inc.	1,605	30,014
O-I Glass, Inc.(1)	1,786	37,006
Packaging Corp. of America	2,966	367,873
Sealed Air Corp.	2,260	85,541
Silgan Holdings, Inc.	152	6,838
Sonoco Products Co.	2,935	175,689
TriMas Corp.	840	21,260
WestRock Co.	7,172	200,888
		2,008,291
Distributors — 0.2%
Genuine Parts Co.	2,221	330,774
LKQ Corp.	4,458	235,159
Pool Corp.	480	151,790
		717,723
Diversified Consumer Services — 0.2%
ADT, Inc.	1,430	8,137
Adtalem Global Education, Inc.(1)	2,434	101,011
American Public Education, Inc.(1)	77	386
Bright Horizons Family Solutions, Inc.(1)	192	16,435
Frontdoor, Inc.(1)	1,798	55,432
Graham Holdings Co., Class B	49	27,673
Grand Canyon Education, Inc.(1)	1,419	148,655
H&R Block, Inc.	2,819	84,147
Laureate Education, Inc., Class A	6,423	77,718
OneSpaWorld Holdings Ltd.(1)	449	4,683
Perdoceo Education Corp.(1)	2,416	28,485
Service Corp. International	2,235	142,168
Stride, Inc.(1)	1,135	45,865
Universal Technical Institute, Inc.(1)	1,620	10,417
WW International, Inc.(1)(2)	204	1,338
		752,550
Diversified Telecommunication Services — 1.0%
Anterix, Inc.(1)	60	1,959
AT&T, Inc.	101,264	1,592,883
ATN International, Inc.	438	16,438
Cogent Communications Holdings, Inc.	206	12,673
Consolidated Communications Holdings, Inc.(1)	479	1,748
EchoStar Corp., Class A(1)	780	12,301
Frontier Communications Parent, Inc.(1)	7,854	116,868
IDT Corp., Class B(1)	973	29,569
Iridium Communications, Inc.	4,398	264,056
Lumen Technologies, Inc.	10,454	20,699
Radius Global Infrastructure, Inc., Class A(1)	1,899	28,105
Verizon Communications, Inc.	56,101	1,998,879
		4,096,178
Electric Utilities — 1.8%
ALLETE, Inc.	973	57,962
Alliant Energy Corp.	3,509	180,573
American Electric Power Co., Inc.	6,140	510,357
Avangrid, Inc.	746	27,997
Constellation Energy Corp.	2,232	187,533
Duke Energy Corp.	3,795	338,856
Edison International	8,483	572,772
Entergy Corp.	4,001	392,898
Evergy, Inc.	4,504	260,556

Eversource Energy	5,604	387,965
Exelon Corp.	15,959	632,774
FirstEnergy Corp.	4,696	175,583
Genie Energy Ltd., Class B	711	10,018
Hawaiian Electric Industries, Inc.	3,403	122,202
IDACORP, Inc.	533	55,469
NextEra Energy, Inc.	5,452	400,504
NRG Energy, Inc.	5,712	193,008
OGE Energy Corp.	4,504	158,901
Otter Tail Corp.(2)	1,477	109,608
PG&E Corp.(1)	33,353	565,000
Pinnacle West Capital Corp.	3,059	236,400
PNM Resources, Inc.	273	12,536
Portland General Electric Co.	2,861	139,417
PPL Corp.	13,140	344,268
Southern Co.	9,199	641,630
Xcel Energy, Inc.	8,650	564,759
		7,279,546
Electrical Equipment — 0.5%
Acuity Brands, Inc.	620	93,428
AMETEK, Inc.	1,540	223,408
Array Technologies, Inc.(1)	950	21,062
Atkore, Inc.(1)	2,058	240,313
Eaton Corp. PLC	1,202	211,432
Emerson Electric Co.	3,799	295,106
Encore Wire Corp.	1,004	164,325
EnerSys	620	60,307
FREYR Battery SA(1)(2)	2,327	16,801
FuelCell Energy, Inc.(1)(2)	5,831	12,362
Generac Holdings, Inc.(1)	447	48,687
GrafTech International Ltd.	10,736	46,057
Hubbell, Inc.	309	87,280
nVent Electric PLC	1,051	45,592
Plug Power, Inc.(1)	7,784	64,763
Powell Industries, Inc.	492	28,290
Regal Rexnord Corp.	660	85,727
Rockwell Automation, Inc.	1,035	288,351
Sensata Technologies Holding PLC	509	21,134
Sunrun, Inc.(1)(2)	2,181	38,473
Thermon Group Holdings, Inc.(1)	1,263	28,973
		2,121,871
Electronic Equipment, Instruments and Components — 1.2%
Advanced Energy Industries, Inc.	922	90,494
Amphenol Corp., Class A	2,861	215,862
Arrow Electronics, Inc.(1)	998	126,387
Avnet, Inc.	2,560	112,230
Badger Meter, Inc.	447	61,628
Bel Fuse, Inc., Class B	256	12,593
Belden, Inc.	397	34,734
Benchmark Electronics, Inc.	796	18,794
CDW Corp.	1,624	278,825
Cognex Corp.	1,413	77,658
Coherent Corp.(1)	1,474	54,479
Corning, Inc.	18,388	566,534
CTS Corp.	953	43,523

Daktronics, Inc.(1)	760	4,780
ePlus, Inc.(1)	464	22,917
Fabrinet(1)	572	64,762
Flex Ltd.(1)	13,886	352,566
Insight Enterprises, Inc.(1)	830	112,233
IPG Photonics Corp.(1)	661	73,021
Itron, Inc.(1)	11	745
Jabil, Inc.	5,646	505,430
Keysight Technologies, Inc.(1)	2,353	380,715
Kimball Electronics, Inc.(1)	789	19,567
Knowles Corp.(1)	1,589	28,570
Littelfuse, Inc.	295	75,532
Methode Electronics, Inc.	1,181	50,842
nLight, Inc.(1)	132	1,909
Novanta, Inc.(1)	194	32,126
OSI Systems, Inc.(1)	313	37,250
PC Connection, Inc.	108	4,857
Plexus Corp.(1)	496	44,977
Sanmina Corp.(1)	2,915	154,612
ScanSource, Inc.(1)	877	25,223
TD SYNNEX Corp.	1,631	145,779
TE Connectivity Ltd.	3,765	461,137
Teledyne Technologies, Inc.(1)	182	70,734
Trimble, Inc.(1)	742	34,629
TTM Technologies, Inc.(1)	3,605	49,388
Vishay Intertechnology, Inc.	6,450	166,281
Vishay Precision Group, Inc.(1)	533	18,612
Vontier Corp.	1,994	59,102
Zebra Technologies Corp., Class A(1)	322	84,548
		4,776,585
Energy Equipment and Services — 0.7%
Archrock, Inc.	6,912	62,208
Baker Hughes Co.	12,169	331,605
Bristow Group, Inc.(1)	795	19,438
Cactus, Inc., Class A	582	18,380
ChampionX Corp.	5,447	137,591
Core Laboratories, Inc.	695	15,200
Diamond Offshore Drilling, Inc.(1)	2,775	30,386
Dril-Quip, Inc.(1)	967	21,612
Expro Group Holdings NV(1)	1,949	32,334
Halliburton Co.	15,439	442,327
Helix Energy Solutions Group, Inc.(1)	4,373	27,462
Helmerich & Payne, Inc.	2,495	77,046
Liberty Energy, Inc., Class A	5,532	64,946
Nabors Industries Ltd.(1)	439	36,744
Newpark Resources, Inc.(1)	1,250	4,325
NexTier Oilfield Solutions, Inc.(1)	10,118	76,290
Noble Corp. PLC(1)	1,535	57,931
NOV, Inc.	7,631	107,368
Oceaneering International, Inc.(1)	4,305	65,910
Oil States International, Inc.(1)	607	3,861
Patterson-UTI Energy, Inc.	4,703	45,807
ProPetro Holding Corp.(1)	3,099	20,670
RPC, Inc.	1,445	9,609
Schlumberger NV	9,301	398,362

Select Water Solutions, Inc., Class A	634	4,603
Solaris Oilfield Infrastructure, Inc., Class A	647	4,742
TechnipFMC PLC(1)	12,179	160,032
TETRA Technologies, Inc.(1)	3,876	10,078
Tidewater, Inc.(1)	1,106	49,560
Transocean Ltd.(1)	16,346	93,499
US Silica Holdings, Inc.(1)	3,249	36,811
Valaris Ltd.(1)	2,649	152,927
		2,619,664
Entertainment — 0.9%
Activision Blizzard, Inc.(1)	3,036	243,487
AMC Entertainment Holdings, Inc., Class A(1)(2)	4,232	19,044
Cinemark Holdings, Inc.(1)	1,488	23,823
Electronic Arts, Inc.	2,002	256,256
IMAX Corp.(1)	513	8,895
Liberty Media Corp.-Liberty Braves, Class C(1)	731	26,813
Liberty Media Corp.-Liberty Formula One, Class A(1)	216	13,640
Liberty Media Corp.-Liberty Formula One, Class C(1)	2,009	141,434
Live Nation Entertainment, Inc.(1)	402	32,136
Madison Square Garden Entertainment Corp.(1)	519	18,212
Madison Square Garden Sports Corp.	133	23,494
Marcus Corp.(2)	226	3,453
Netflix, Inc.(1)	3,013	1,190,828
Playstudios, Inc.(1)	2,241	10,152
Playtika Holding Corp.(1)	154	1,545
ROBLOX Corp., Class A(1)	3,187	133,408
Roku, Inc.(1)	756	43,999
Sphere Entertainment Co.(1)(2)	519	12,389
Take-Two Interactive Software, Inc.(1)	2,649	364,847
Walt Disney Co.(1)	6,589	579,568
Warner Bros Discovery, Inc.(1)	25,735	290,291
World Wrestling Entertainment, Inc., Class A	1,803	182,680
		3,620,394
Financial Services — 2.8%
Acacia Research Corp.(1)	2,587	10,710
Alerus Financial Corp.	452	7,535
A-Mark Precious Metals, Inc.	1,133	38,375
Apollo Global Management, Inc.	3,955	264,392
Berkshire Hathaway, Inc., Class B(1)	7,563	2,428,328
Block, Inc.(1)	2,995	180,868
BM Technologies, Inc.(1)	51	144
Cannae Holdings, Inc.(1)	1,598	31,401
Cass Information Systems, Inc.	732	28,270
Enact Holdings, Inc.	915	22,271
Equitable Holdings, Inc.	14,398	353,327
Essent Group Ltd.	4,232	186,927
Euronet Worldwide, Inc.(1)	413	46,008
EVERTEC, Inc.	1,569	54,099
Federal Agricultural Mortgage Corp., Class C	285	38,136
Fidelity National Information Services, Inc.	1,761	96,098
Fiserv, Inc.(1)	1,827	204,971
FleetCor Technologies, Inc.(1)	353	79,972
Global Payments, Inc.	881	86,065
Jack Henry & Associates, Inc.	1,379	210,835
Jackson Financial, Inc., Class A	3,977	110,163

Marqeta, Inc., Class A(1)	5,494	26,316
Mastercard, Inc., Class A	5,810	2,120,766
Merchants Bancorp	397	9,075
MGIC Investment Corp.	12,915	195,275
Mr. Cooper Group, Inc.(1)	2,696	124,717
NMI Holdings, Inc., Class A(1)	4,148	104,322
Payoneer Global, Inc.(1)	9,439	39,172
PayPal Holdings, Inc.(1)	8,093	501,685
PennyMac Financial Services, Inc.	1,046	63,848
Radian Group, Inc.	6,855	175,077
TFS Financial Corp.	577	6,526
Visa, Inc., Class A	12,574	2,779,231
Voya Financial, Inc.	3,706	251,267
Walker & Dunlop, Inc.	1,358	99,392
Waterstone Financial, Inc.	1,058	14,304
Western Union Co.	7,370	83,944
WEX, Inc.(1)	550	91,218
		11,165,030
Food Products — 1.1%
Archer-Daniels-Midland Co.	6,870	485,365
B&G Foods, Inc.	1,239	15,872
Bunge Ltd.	2,100	194,544
Calavo Growers, Inc.	736	23,795
Cal-Maine Foods, Inc.	1,110	52,780
Campbell Soup Co.	2,009	101,555
Conagra Brands, Inc.	1,616	56,350
Darling Ingredients, Inc.(1)	3,873	245,471
Flowers Foods, Inc.	5,736	143,285
Fresh Del Monte Produce, Inc.	779	20,534
Freshpet, Inc.(1)	481	28,745
General Mills, Inc.	2,254	189,697
Hershey Co.	1,902	493,949
Hormel Foods Corp.	2,240	85,680
Hostess Brands, Inc.(1)	2,775	69,042
Ingredion, Inc.	1,502	157,109
J & J Snack Foods Corp.	148	22,785
J M Smucker Co.	1,415	207,425
John B Sanfilippo & Son, Inc.	282	32,777
Kellogg Co.	2,089	139,483
Kraft Heinz Co.	5,846	223,434
Lamb Weston Holdings, Inc.	2,657	295,458
Lancaster Colony Corp.	297	58,384
McCormick & Co., Inc.	791	67,812
Mission Produce, Inc.(1)	437	5,331
Mondelez International, Inc., Class A	7,685	564,156
Pilgrim's Pride Corp.(1)	2,269	50,372
Post Holdings, Inc.(1)	334	28,377
Seaboard Corp.	6	22,797
Seneca Foods Corp., Class A(1)	387	17,895
Simply Good Foods Co.(1)	1,298	46,975
Tootsie Roll Industries, Inc.	581	22,700
TreeHouse Foods, Inc.(1)	20	947
Tyson Foods, Inc., Class A	5,324	269,607
Whole Earth Brands, Inc.(1)	160	462
		4,440,950

Gas Utilities — 0.1%
Atmos Energy Corp.	1,398	161,161
Chesapeake Utilities Corp.	179	22,858
National Fuel Gas Co.	2,593	132,010
Northwest Natural Holding Co.	947	40,437
ONE Gas, Inc.	647	52,368
UGI Corp.	1,849	51,717
		460,551
Ground Transportation — 1.8%
ArcBest Corp.	1,239	103,803
Avis Budget Group, Inc.(1)	172	28,860
Covenant Logistics Group, Inc.	651	24,849
CSX Corp.	39,804	1,220,789
Daseke, Inc.(1)	1,443	8,658
Heartland Express, Inc.	2,232	34,819
Hertz Global Holdings, Inc.(1)	8,237	129,156
JB Hunt Transport Services, Inc.	2,706	451,821
Knight-Swift Transportation Holdings, Inc.	4,689	257,848
Landstar System, Inc.	1,426	250,092
Marten Transport Ltd.	2,708	57,274
Norfolk Southern Corp.	4,363	908,289
Old Dominion Freight Line, Inc.	2,504	777,342
PAM Transportation Services, Inc.(1)	436	11,406
RXO, Inc.(1)	2,032	42,408
Ryder System, Inc.	2,604	205,273
Saia, Inc.(1)	1,143	324,795
Schneider National, Inc., Class B	1,675	43,416
Uber Technologies, Inc.(1)	5,594	212,180
U-Haul Holding Co.(2)	273	14,406
U-Haul Holding Co., Non-Voting Shares	2,457	113,735
Union Pacific Corp.	8,731	1,680,892
Universal Logistics Holdings, Inc.	451	11,974
US Xpress Enterprises, Inc., Class A(1)	274	1,666
Werner Enterprises, Inc.	2,684	117,881
XPO, Inc.(1)	879	41,252
		7,074,884
Health Care Equipment and Supplies — 1.8%
Abbott Laboratories	9,989	1,018,878
Align Technology, Inc.(1)	816	230,651
AngioDynamics, Inc.(1)	722	6,830
Atrion Corp.	34	17,692
Avanos Medical, Inc.(1)	657	16,096
Baxter International, Inc.	4,041	164,549
Becton Dickinson & Co.	864	208,881
Boston Scientific Corp.(1)	6,529	336,113
Butterfly Network, Inc.(1)(2)	3,163	7,718
Co-Diagnostics, Inc.(1)	708	772
Contra Abiomed, Inc.(1)	443	452
Cooper Cos., Inc.	485	180,192
DENTSPLY SIRONA, Inc.	1,323	47,787
DexCom, Inc.(1)	1,624	190,430
Edwards Lifesciences Corp.(1)	5,155	434,206
Embecta Corp.	489	13,531
Enovis Corp.(1)	442	23,307
Envista Holdings Corp.(1)	1,501	47,867

GE HealthCare Technologies, Inc.	1,903	151,307
Glaukos Corp.(1)	840	47,897
Globus Medical, Inc., Class A(1)	1,092	59,110
Haemonetics Corp.(1)	1,098	92,891
Heska Corp.(1)	102	12,212
Hologic, Inc.(1)	6,774	534,401
IDEXX Laboratories, Inc.(1)	844	392,266
Inogen, Inc.(1)	174	1,832
Inspire Medical Systems, Inc.(1)	128	37,439
Insulet Corp.(1)	144	39,492
Integer Holdings Corp.(1)	444	36,346
Integra LifeSciences Holdings Corp.(1)	697	26,451
Intuitive Surgical, Inc.(1)	1,704	524,559
Lantheus Holdings, Inc.(1)	701	60,700
LeMaitre Vascular, Inc.	560	35,190
LENSAR, Inc.(1)	57	168
Masimo Corp.(1)	338	54,702
Medtronic PLC	6,765	559,871
Merit Medical Systems, Inc.(1)	1,016	83,718
Novocure Ltd.(1)	563	40,429
NuVasive, Inc.(1)	966	36,863
OraSure Technologies, Inc.(1)	1,749	8,797
Orthofix Medical, Inc.(1)	268	5,009
Outset Medical, Inc.(1)(2)	537	11,186
Penumbra, Inc.(1)	198	60,853
QuidelOrtho Corp.(1)	1,869	159,127
ResMed, Inc.	787	165,892
Shockwave Medical, Inc.(1)	190	52,267
STERIS PLC	475	94,986
Stryker Corp.	1,181	325,460
Teleflex, Inc.	263	61,739
Utah Medical Products, Inc.	113	10,564
Varex Imaging Corp.(1)	658	14,502
Zimmer Biomet Holdings, Inc.	2,177	277,219
Zimvie, Inc.(1)	1,329	13,263
		7,034,660
Health Care Providers and Services — 2.2%
23andMe Holding Co., Class A(1)	6,785	13,027
Acadia Healthcare Co., Inc.(1)	915	64,626
Accolade, Inc.(1)	1,575	18,963
agilon health, Inc.(1)	1,982	39,402
AmerisourceBergen Corp.	1,669	283,980
AMN Healthcare Services, Inc.(1)	1,552	147,378
Brookdale Senior Living, Inc.(1)	5,183	17,881
Cardinal Health, Inc.	2,899	238,588
Castle Biosciences, Inc.(1)	388	9,479
Centene Corp.(1)	8,964	559,443
Chemed Corp.	168	89,673
Cigna Group	1,312	324,602
Community Health Systems, Inc.(1)	542	1,772
CorVel Corp.(1)	304	59,414
Cross Country Healthcare, Inc.(1)	1,750	44,625
CVS Health Corp.	4,725	321,442
DaVita, Inc.(1)	433	40,559
Elevance Health, Inc.	2,760	1,235,983

Encompass Health Corp.	544	33,739
Enhabit, Inc.(1)	272	2,927
Ensign Group, Inc.	1,821	161,359
Fulgent Genetics, Inc.(1)	945	37,583
HCA Healthcare, Inc.	1,258	332,351
HealthEquity, Inc.(1)	492	26,962
Henry Schein, Inc.(1)	1,095	80,920
Humana, Inc.	2,112	1,059,949
InfuSystem Holdings, Inc.(1)	278	2,433
Joint Corp.(1)	325	4,609
Laboratory Corp. of America Holdings	1,478	314,119
McKesson Corp.	392	153,209
ModivCare, Inc.(1)	191	8,582
Molina Healthcare, Inc.(1)	1,873	513,015
National HealthCare Corp.	378	22,945
National Research Corp.	717	32,193
NeoGenomics, Inc.(1)	2,110	36,250
OPKO Health, Inc.(1)(2)	3,813	5,300
Option Care Health, Inc.(1)	591	16,282
Owens & Minor, Inc.(1)	2,443	49,617
Patterson Cos., Inc.	1,919	50,259
Premier, Inc., Class A	2,712	67,800
Quest Diagnostics, Inc.	575	76,274
RadNet, Inc.(1)	227	6,569
Select Medical Holdings Corp.	625	17,106
Tenet Healthcare Corp.(1)	1,018	72,482
UnitedHealth Group, Inc.	3,911	1,905,596
Universal Health Services, Inc., Class B	846	111,782
		8,713,049
Health Care Technology — 0.1%
American Well Corp., Class A(1)	4,197	9,275
Doximity, Inc., Class A(1)	387	11,869
HealthStream, Inc.	242	5,571
Schrodinger, Inc.(1)	340	11,373
Teladoc Health, Inc.(1)	531	12,293
Veeva Systems, Inc., Class A(1)	600	99,420
Veradigm, Inc.(1)	5,340	62,905
		212,706
Hotels, Restaurants and Leisure — 2.1%
Accel Entertainment, Inc.(1)	2,182	20,358
Airbnb, Inc., Class A(1)	1,900	208,563
Aramark	268	10,581
BJ's Restaurants, Inc.(1)	849	25,283
Bloomin' Brands, Inc.	2,879	68,779
Booking Holdings, Inc.(1)	457	1,146,508
Boyd Gaming Corp.	2,988	190,425
Brinker International, Inc.(1)	565	20,668
Caesars Entertainment, Inc.(1)	1,838	75,376
Carnival Corp.(1)(2)	6,046	67,897
Century Casinos, Inc.(1)	1,373	9,323
Cheesecake Factory, Inc.	2,796	87,599
Chipotle Mexican Grill, Inc.(1)	539	1,119,228
Choice Hotels International, Inc.	864	98,055
Churchill Downs, Inc.	1,094	148,587
Chuy's Holdings, Inc.(1)	150	5,526

Cracker Barrel Old Country Store, Inc.(2)	1,131	110,861
Darden Restaurants, Inc.	3,896	617,594
Dave & Buster's Entertainment, Inc.(1)	1,232	39,609
Dine Brands Global, Inc.	76	4,547
Domino's Pizza, Inc.	107	31,014
DoorDash, Inc., Class A(1)	839	54,778
DraftKings, Inc., Class A(1)	1,081	25,231
Everi Holdings, Inc.(1)	1,846	25,659
Expedia Group, Inc.(1)	973	93,126
Fiesta Restaurant Group, Inc.(1)	301	2,164
GAN Ltd.(1)	132	165
Golden Entertainment, Inc.(1)	852	35,903
Hilton Grand Vacations, Inc.(1)	3,368	143,982
Hilton Worldwide Holdings, Inc.	899	122,372
Hyatt Hotels Corp., Class A	1,710	183,791
International Game Technology PLC	277	6,795
Jack in the Box, Inc.	294	25,449
Las Vegas Sands Corp.(1)	669	36,882
Light & Wonder, Inc., Class A(1)	443	25,822
Marriott International, Inc., Class A	2,650	444,643
Marriott Vacations Worldwide Corp.	43	5,298
McDonald's Corp.	2,785	794,031
MGM Resorts International	6,230	244,777
Monarch Casino & Resort, Inc.	574	37,247
Noodles & Co.(1)	1,969	6,596
Norwegian Cruise Line Holdings Ltd.(1)	10,608	157,529
ONE Group Hospitality, Inc.(1)	584	4,123
Papa John's International, Inc.	227	15,915
Penn Entertainment, Inc.(1)	3,016	75,521
Planet Fitness, Inc., Class A(1)	490	31,331
Playa Hotels & Resorts NV(1)	7,453	66,257
Potbelly Corp.(1)	2,608	20,290
RCI Hospitality Holdings, Inc.	492	35,537
Red Robin Gourmet Burgers, Inc.(1)	134	1,698
Royal Caribbean Cruises Ltd.(1)	1,756	142,183
Ruth's Hospitality Group, Inc.	1,077	23,080
Sabre Corp.(1)(2)	2,132	6,609
SeaWorld Entertainment, Inc.(1)	1,367	76,224
Shake Shack, Inc., Class A(1)	492	32,556
Six Flags Entertainment Corp.(1)	511	13,056
Starbucks Corp.	3,670	358,339
Target Hospitality Corp.(1)(2)	1,541	21,774
Texas Roadhouse, Inc.	2,966	320,031
Travel + Leisure Co.	327	11,926
Vail Resorts, Inc.	134	32,589
Wendy's Co.	1,933	42,545
Wingstop, Inc.	190	37,878
Wyndham Hotels & Resorts, Inc.	394	26,891
Wynn Resorts Ltd.	211	20,826
Yum! Brands, Inc.	810	104,239
		8,100,039
Household Durables — 1.2%
Bassett Furniture Industries, Inc.	229	3,094
Beazer Homes USA, Inc.(1)	466	9,446
Cavco Industries, Inc.(1)	424	105,568

Century Communities, Inc.	1,467	93,345
D.R. Horton, Inc.	6,705	716,362
Dream Finders Homes, Inc., Class A(1)	1,280	23,731
Ethan Allen Interiors, Inc.	868	21,726
Garmin Ltd.	1,702	175,561
GoPro, Inc., Class A(1)	2,385	10,017
Green Brick Partners, Inc.(1)	1,393	66,683
Hooker Furnishings Corp.	146	2,168
Hovnanian Enterprises, Inc., Class A(1)	211	17,716
Installed Building Products, Inc.	370	38,680
iRobot Corp.(1)	286	10,139
KB Home	1,452	62,915
La-Z-Boy, Inc.	2,207	58,971
Leggett & Platt, Inc.	1,180	35,966
Lennar Corp., B Shares	255	24,110
Lennar Corp., Class A	5,712	611,869
LGI Homes, Inc.(1)	457	51,993
Lifetime Brands, Inc.	361	1,769
M/I Homes, Inc.(1)	1,184	83,673
MDC Holdings, Inc.	3,197	128,775
Meritage Homes Corp.	843	97,223
Mohawk Industries, Inc.(1)	835	76,853
NVR, Inc.(1)	95	527,651
PulteGroup, Inc.	6,078	401,634
Skyline Champion Corp.(1)	2,613	151,894
Sonos, Inc.(1)	2,784	40,452
Taylor Morrison Home Corp.(1)	5,251	222,800
Tempur Sealy International, Inc.	3,035	108,167
Toll Brothers, Inc.	3,705	250,829
TopBuild Corp.(1)	165	33,274
Tri Pointe Homes, Inc.(1)	3,868	112,984
Universal Electronics, Inc.(1)	86	694
VOXX International Corp.(1)	219	2,120
Whirlpool Corp.	1,882	243,324
		4,624,176
Household Products — 0.9%
Central Garden & Pet Co.(1)	81	2,940
Central Garden & Pet Co., Class A(1)	611	20,988
Church & Dwight Co., Inc.	2,321	214,576
Clorox Co.	1,371	216,865
Colgate-Palmolive Co.	10,035	746,403
Kimberly-Clark Corp.	5,516	740,689
Procter & Gamble Co.	10,594	1,509,645
Reynolds Consumer Products, Inc.	84	2,305
WD-40 Co.(2)	119	22,568
		3,476,979
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	19,470	384,338
Brookfield Renewable Corp., Class A(2)	2,666	89,524
Clearway Energy, Inc., Class A	894	24,567
Clearway Energy, Inc., Class C	2,406	69,124
Montauk Renewables, Inc.(1)	1,924	13,353
NextEra Energy Partners LP(2)	854	51,172
Ormat Technologies, Inc.	1,105	94,035
Sunnova Energy International, Inc.(1)(2)	2,345	41,413

Vistra Corp.	9,765	234,067
		1,001,593
Industrial Conglomerates — 0.4%
3M Co.	5,000	466,550
General Electric Co.	6,935	704,111
Honeywell International, Inc.	2,180	417,688
		1,588,349
Insurance — 3.6%
Aflac, Inc.	10,888	699,119
Allstate Corp.	4,314	467,853
Ambac Financial Group, Inc.(1)	1,818	25,325
American Equity Investment Life Holding Co.	3,413	134,643
American Financial Group, Inc.	2,317	260,130
American International Group, Inc.	14,251	752,880
AMERISAFE, Inc.	368	18,790
Aon PLC, Class A	1,196	368,715
Arch Capital Group Ltd.(1)	7,325	510,553
Argo Group International Holdings Ltd.	1,368	40,096
Arthur J Gallagher & Co.	2,841	569,138
Assurant, Inc.	894	107,271
Assured Guaranty Ltd.	1,731	89,579
Axis Capital Holdings Ltd.	3,241	168,208
Brighthouse Financial, Inc.(1)	2,533	101,979
Brown & Brown, Inc.	809	50,425
Chubb Ltd.	4,049	752,304
Cincinnati Financial Corp.	2,676	258,234
CNA Financial Corp.	370	13,638
CNO Financial Group, Inc.	6,262	135,948
eHealth, Inc.(1)	98	656
Employers Holdings, Inc.	581	21,009
Enstar Group Ltd.(1)	198	46,605
Erie Indemnity Co., Class A	360	77,076
Everest Re Group Ltd.	820	278,816
Fidelity National Financial, Inc.	8,535	291,385
First American Financial Corp.	3,297	181,104
Genworth Financial, Inc., Class A(1)	17,019	91,052
Globe Life, Inc.	2,529	260,942
Hanover Insurance Group, Inc.	1,012	112,798
Hartford Financial Services Group, Inc.	9,417	645,253
HCI Group, Inc.(2)	212	11,213
Horace Mann Educators Corp.	1,128	33,896
Investors Title Co.	48	6,362
James River Group Holdings Ltd.	743	14,221
Kemper Corp.	1,325	57,346
Kinsale Capital Group, Inc.	435	131,796
Lemonade, Inc.(1)(2)	1,271	22,395
Lincoln National Corp.	4,246	88,826
Loews Corp.	3,290	184,240
Markel Group, Inc.(1)	180	236,651
Marsh & McLennan Cos., Inc.	1,272	220,285
MBIA, Inc.(1)	105	836
Mercury General Corp.	537	16,115
MetLife, Inc.	11,379	563,830
National Western Life Group, Inc., Class A	28	10,445
Old Republic International Corp.	8,833	216,320

Oscar Health, Inc., Class A(1)	4,605	33,801
Primerica, Inc.	1,724	313,803
Principal Financial Group, Inc.	5,489	359,310
ProAssurance Corp.	1,341	16,293
Progressive Corp.	7,830	1,001,535
Prudential Financial, Inc.	6,533	514,082
Reinsurance Group of America, Inc.	2,076	290,640
RenaissanceRe Holdings Ltd.	1,214	228,681
RLI Corp.	981	121,497
Ryan Specialty Holdings, Inc.(1)	489	19,946
Safety Insurance Group, Inc.	413	30,075
Selective Insurance Group, Inc.	1,847	178,660
SiriusPoint Ltd.(1)	1,818	16,926
Stewart Information Services Corp.	1,125	50,445
Tiptree, Inc.	1,010	13,322
Travelers Cos., Inc.	5,883	995,639
United Fire Group, Inc.	765	16,432
Universal Insurance Holdings, Inc.	781	11,207
Unum Group	5,746	249,664
W R Berkley Corp.	3,546	197,441
White Mountains Insurance Group Ltd.	86	116,460
Willis Towers Watson PLC	365	79,880
		14,202,040
Interactive Media and Services — 4.1%
Alphabet, Inc., Class A(1)	42,642	5,239,423
Alphabet, Inc., Class C(1)	36,237	4,470,559
Cargurus, Inc.(1)	4,970	93,386
Cars.com, Inc.(1)	3,040	53,656
IAC, Inc.(1)	835	46,626
Match Group, Inc.(1)	1,025	35,363
Meta Platforms, Inc., Class A(1)	21,400	5,665,008
Pinterest, Inc., Class A(1)	7,028	168,250
Shutterstock, Inc.	649	32,301
Snap, Inc., Class A(1)	3,439	35,078
TripAdvisor, Inc.(1)	870	13,537
TrueCar, Inc.(1)	1,846	4,172
Yelp, Inc.(1)	1,410	47,235
Ziff Davis, Inc.(1)	366	21,609
ZipRecruiter, Inc., Class A(1)	1,743	26,964
ZoomInfo Technologies, Inc.(1)	847	20,946
		15,974,113
IT Services — 1.1%
Accenture PLC, Class A	4,522	1,383,370
Akamai Technologies, Inc.(1)	2,118	195,110
Amdocs Ltd.	953	89,744
Cloudflare, Inc., Class A(1)	747	51,663
Cognizant Technology Solutions Corp., Class A	6,119	382,376
DigitalOcean Holdings, Inc.(1)(2)	1,042	40,794
DXC Technology Co.(1)	4,775	119,518
EPAM Systems, Inc.(1)	860	220,693
Gartner, Inc.(1)	819	280,802
Globant SA(1)	350	64,333
GoDaddy, Inc., Class A(1)	2,228	163,491
Hackett Group, Inc.	243	4,712
International Business Machines Corp.	4,448	571,968

Kyndryl Holdings, Inc.(1)	6,639	83,386
MongoDB, Inc.(1)	196	57,583
Okta, Inc.(1)	363	32,997
Perficient, Inc.(1)	80	6,118
Snowflake, Inc., Class A(1)	1,513	250,190
Tucows, Inc., Class A(1)(2)	51	1,586
Twilio, Inc., Class A(1)	724	50,405
VeriSign, Inc.(1)	430	96,028
		4,146,867
Leisure Products — 0.2%
American Outdoor Brands, Inc.(1)	305	2,214
Brunswick Corp.	2,749	207,549
Clarus Corp.	253	2,092
Hasbro, Inc.	534	31,693
Malibu Boats, Inc., Class A(1)	1,042	54,653
MasterCraft Boat Holdings, Inc.(1)	673	17,834
Mattel, Inc.(1)	2,007	34,942
Nautilus, Inc.(1)	588	747
Polaris, Inc.	1,594	171,690
Smith & Wesson Brands, Inc.	2,127	24,950
Sturm Ruger & Co., Inc.	1,010	52,076
Topgolf Callaway Brands Corp.(1)	2,038	34,789
Vista Outdoor, Inc.(1)	1,946	51,822
YETI Holdings, Inc.(1)	3,704	135,455
		822,506
Life Sciences Tools and Services — 0.9%
AbCellera Biologics, Inc.(1)(2)	9,145	63,741
Adaptive Biotechnologies Corp.(1)	962	6,695
Agilent Technologies, Inc.	1,724	199,415
Avantor, Inc.(1)	2,394	47,736
Azenta, Inc.(1)	823	35,595
Bio-Rad Laboratories, Inc., Class A(1)	331	123,579
Bio-Techne Corp.	816	66,741
Bruker Corp.	2,063	142,553
Charles River Laboratories International, Inc.(1)	183	35,389
Danaher Corp.	2,405	552,236
Illumina, Inc.(1)	539	105,994
Inotiv, Inc.(1)(2)	878	5,338
IQVIA Holdings, Inc.(1)	1,293	254,605
Maravai LifeSciences Holdings, Inc., Class A(1)	1,771	22,740
MaxCyte, Inc.(1)	1,890	7,711
Medpace Holdings, Inc.(1)	254	52,570
Mettler-Toledo International, Inc.(1)	181	239,258
OmniAb, Inc.(1)	182	479
OmniAb, Inc.(1)	182	457
Quanterix Corp.(1)	542	10,629
Repligen Corp.(1)	303	50,880
Revvity, Inc.	582	67,116
Seer, Inc.(1)	2,342	8,619
SomaLogic, Inc.(1)	1,931	5,851
Sotera Health Co.(1)	1,121	15,795
Syneos Health, Inc.(1)	186	7,738
Thermo Fisher Scientific, Inc.	1,455	739,809
Waters Corp.(1)	1,124	282,371
West Pharmaceutical Services, Inc.	983	328,941
		3,480,581

Machinery — 2.3%
3D Systems Corp.(1)	2,235	18,327
AGCO Corp.	2,072	228,500
Alamo Group, Inc.	139	23,138
Albany International Corp., Class A	1,150	97,658
Allison Transmission Holdings, Inc.	1,321	62,483
Astec Industries, Inc.	209	7,704
Barnes Group, Inc.	798	31,401
Caterpillar, Inc.	7,665	1,577,074
Chart Industries, Inc.(1)(2)	355	38,954
Crane Co.	898	65,249
Crane NXT Co.	898	47,262
Cummins, Inc.	1,448	295,986
Deere & Co.	3,965	1,371,811
Desktop Metal, Inc., Class A(1)	2,197	4,086
Donaldson Co., Inc.	4,083	238,978
Dover Corp.	549	73,198
Enerpac Tool Group Corp.	189	4,804
EnPro Industries, Inc.	322	32,548
ESCO Technologies, Inc.	315	28,350
Fortive Corp.	1,371	89,266
Franklin Electric Co., Inc.	641	58,305
Graco, Inc.	2,940	224,881
Greenbrier Cos., Inc.	795	21,600
Helios Technologies, Inc.	775	38,324
Hillenbrand, Inc.	929	44,564
Hillman Solutions Corp.(1)	2,676	21,676
Hyster-Yale Materials Handling, Inc.	559	26,139
IDEX Corp.	266	52,977
Illinois Tool Works, Inc.	2,019	441,616
Ingersoll Rand, Inc.	3,083	174,683
ITT, Inc.	1,098	83,624
Kadant, Inc.	246	46,671
Kennametal, Inc.	2,621	65,315
Lincoln Electric Holdings, Inc.	1,859	315,398
Lindsay Corp.	224	26,387
Manitowoc Co., Inc.(1)	304	4,362
Microvast Holdings, Inc.(1)	1,335	1,655
Middleby Corp.(1)	205	27,060
Miller Industries, Inc.	151	4,962
Mueller Industries, Inc.	2,905	215,725
Mueller Water Products, Inc., Class A	2,715	37,195
NN, Inc.(1)	691	1,216
Nordson Corp.	313	68,212
Omega Flex, Inc.	78	8,125
Oshkosh Corp.	2,158	159,325
Otis Worldwide Corp.	1,694	134,690
PACCAR, Inc.	11,491	790,351
Parker-Hannifin Corp.	321	102,861
Park-Ohio Holdings Corp.	125	1,971
Pentair PLC	444	24,629
Proto Labs, Inc.(1)	403	12,396
RBC Bearings, Inc.(1)	319	63,254
REV Group, Inc.	1,440	14,602
Snap-on, Inc.	1,285	319,785

SPX Technologies, Inc.(1)	581	44,365
Standex International Corp.	289	39,359
Stanley Black & Decker, Inc.	381	28,564
Tennant Co.	589	43,056
Terex Corp.	1,789	82,956
Timken Co.	1,551	110,974
Titan International, Inc.(1)	2,080	20,571
Toro Co.	2,572	251,619
Trinity Industries, Inc.	1,464	30,964
Wabash National Corp.	2,802	65,707
Watts Water Technologies, Inc., Class A	388	61,479
Westinghouse Air Brake Technologies Corp.	1,175	108,840
Xylem, Inc.	1,530	153,278
		9,013,045
Marine Transportation — 0.1%
Eagle Bulk Shipping, Inc.(2)	484	19,011
Genco Shipping & Trading Ltd.	1,967	24,410
Kirby Corp.(1)	1,912	136,823
Matson, Inc.	1,929	131,809
Pangaea Logistics Solutions Ltd.	2,021	11,601
Safe Bulkers, Inc.	2,798	8,870
		332,524
Media — 0.9%
Altice USA, Inc., Class A(1)	842	2,155
AMC Networks, Inc., Class A(1)	1,331	15,054
Boston Omaha Corp., Class A(1)	279	5,323
Cable One, Inc.	143	87,492
Charter Communications, Inc., Class A(1)	680	221,782
Comcast Corp., Class A	47,026	1,850,473
Cumulus Media, Inc., Class A(1)	504	1,623
DISH Network Corp., Class A(1)(2)	7,941	51,061
Entravision Communications Corp., Class A	2,377	9,817
Fox Corp., Class A	6,354	198,245
Fox Corp., Class B	3,073	89,762
Gray Television, Inc.	1,992	14,004
Interpublic Group of Cos., Inc.	3,801	141,359
John Wiley & Sons, Inc., Class A	69	2,484
Liberty Broadband Corp., Class A(1)	212	15,660
Liberty Broadband Corp., Class C(1)	1,846	136,789
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	173	4,841
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	297	8,304
New York Times Co., Class A	3,092	109,519
News Corp., Class A	4,508	82,541
News Corp., Class B	1,406	25,983
Nexstar Media Group, Inc., Class A	505	76,215
Omnicom Group, Inc.	1,905	168,002
Paramount Global, Class B	9,349	142,198
PubMatic, Inc., Class A(1)	2,210	38,785
Scholastic Corp.	1,060	45,029
Sinclair Broadcast Group, Inc., Class A(2)	563	8,659
Sirius XM Holdings, Inc.(2)	2,311	8,227
TechTarget, Inc.(1)	102	3,543
TEGNA, Inc.	439	6,800
Thryv Holdings, Inc.(1)	568	13,234

Trade Desk, Inc., Class A(1)	1,746	122,360
WideOpenWest, Inc.(1)	2,553	19,403
		3,726,726
Metals and Mining — 1.4%
Alcoa Corp.	5,866	186,070
Alpha Metallurgical Resources, Inc.	876	118,234
Arconic Corp.(1)	5,539	160,133
ATI, Inc.(1)	2,064	71,373
Carpenter Technology Corp.	1,064	48,529
Century Aluminum Co.(1)	1,342	10,521
Cleveland-Cliffs, Inc.(1)	18,770	260,528
Coeur Mining, Inc.(1)	4,989	14,967
Commercial Metals Co.	4,284	183,141
Compass Minerals International, Inc.	639	20,275
Freeport-McMoRan, Inc.	29,865	1,025,564
Haynes International, Inc.	157	6,817
Hecla Mining Co.	11,425	60,895
Kaiser Aluminum Corp.	498	30,079
MP Materials Corp.(1)	3,374	69,909
Newmont Corp.	11,500	466,325
Nucor Corp.	8,009	1,057,669
Olympic Steel, Inc.	404	16,895
Ramaco Resources, Inc.(2)	1,527	11,315
Reliance Steel & Aluminum Co.	1,817	426,414
Royal Gold, Inc.	942	116,657
Ryerson Holding Corp.	1,270	43,167
Schnitzer Steel Industries, Inc., Class A	1,280	35,213
Steel Dynamics, Inc.	6,503	597,626
SunCoke Energy, Inc.	3,751	25,469
TimkenSteel Corp.(1)	2,117	36,053
Tredegar Corp.	1,180	8,295
United States Steel Corp.	10,901	228,049
Warrior Met Coal, Inc.	3,057	100,208
Worthington Industries, Inc.	833	46,756
		5,483,146
Multi-Utilities — 0.8%
Ameren Corp.	3,397	275,395
Avista Corp.	1,948	80,550
CenterPoint Energy, Inc.	6,606	186,355
CMS Energy Corp.	2,533	146,863
Consolidated Edison, Inc.	6,586	614,474
Dominion Energy, Inc.	3,716	186,840
DTE Energy Co.	1,992	214,339
NiSource, Inc.	9,640	259,220
NorthWestern Corp.	1,029	58,231
Public Service Enterprise Group, Inc.	3,563	212,889
Sempra Energy	3,801	545,558
Unitil Corp.	565	29,770
WEC Energy Group, Inc.	2,217	193,655
		3,004,139
Oil, Gas and Consumable Fuels — 7.6%
Antero Midstream Corp.	11,707	119,528
Antero Resources Corp.(1)	10,354	211,325
APA Corp.	12,132	385,555
Arch Resources, Inc.	1,137	117,509

Berry Corp.	3,422	21,559
California Resources Corp.	2,483	93,212
Callon Petroleum Co.(1)	3,295	100,926
Cheniere Energy, Inc.	1,998	279,260
Chesapeake Energy Corp.	4,247	319,587
Chevron Corp.	19,633	2,957,122
Chord Energy Corp.	1,858	265,768
Civitas Resources, Inc.	2,406	160,721
Clean Energy Fuels Corp.(1)	3,357	13,495
CNX Resources Corp.(1)	8,153	125,964
Comstock Resources, Inc.(2)	4,528	42,201
ConocoPhillips	20,765	2,061,965
CONSOL Energy, Inc.	1,572	84,825
Coterra Energy, Inc.	24,180	562,185
Crescent Energy Co., Class A(2)	1,612	15,169
CVR Energy, Inc.(2)	1,422	33,289
Delek US Holdings, Inc.	3,735	82,245
Denbury, Inc.(1)	1,876	169,159
Devon Energy Corp.	19,635	905,174
DHT Holdings, Inc.	4,534	34,866
Diamondback Energy, Inc.	6,200	788,330
Dorian LPG Ltd.	1,894	43,714
DT Midstream, Inc.	2,637	119,878
Earthstone Energy, Inc., Class A(1)	3,598	43,212
EnLink Midstream LLC(1)	8,756	85,459
EOG Resources, Inc.	13,885	1,489,722
EQT Corp.	9,743	338,764
Equitrans Midstream Corp.	21,295	181,646
Evolution Petroleum Corp.	1,487	11,658
Exxon Mobil Corp.	45,321	4,630,900
Green Plains, Inc.(1)	925	26,825
Hallador Energy Co.(1)	1,673	13,033
Hess Corp.	7,723	978,272
Hess Midstream LP, Class A	1,073	29,926
HF Sinclair Corp.	7,255	300,647
HighPeak Energy, Inc.(2)	808	9,971
International Seaways, Inc.	1,366	49,244
Kimbell Royalty Partners LP	2,153	31,714
Kinder Morgan, Inc.	19,417	312,808
Kosmos Energy Ltd.(1)	24,330	145,007
Magnolia Oil & Gas Corp., Class A	8,457	163,474
Marathon Oil Corp.	27,368	606,475
Marathon Petroleum Corp.	11,112	1,165,760
Matador Resources Co.	5,277	232,030
Murphy Oil Corp.	6,639	231,037
New Fortress Energy, Inc.	738	19,387
Nordic American Tankers Ltd.	8,182	28,719
Northern Oil & Gas, Inc.	531	15,882
Occidental Petroleum Corp.	16,465	949,372
ONEOK, Inc.	10,482	593,910
Ovintiv, Inc.	9,448	312,445
PBF Energy, Inc., Class A	5,998	220,786
PDC Energy, Inc.	4,658	319,632
Peabody Energy Corp.	5,403	98,119
Permian Resources Corp.	9,713	90,622

Phillips 66	11,980	1,097,488
Pioneer Natural Resources Co.	5,263	1,049,653
Plains GP Holdings LP, Class A(1)	9,674	131,566
Range Resources Corp.	12,205	334,051
Ranger Oil Corp., Class A	1,332	48,951
REX American Resources Corp.(1)	564	18,578
Ring Energy, Inc.(1)(2)	4,287	7,288
SandRidge Energy, Inc.	2,068	27,856
Scorpio Tankers, Inc.	1,387	63,483
SFL Corp. Ltd.	6,302	54,071
SilverBow Resources, Inc.(1)	1,005	23,999
Sitio Royalties Corp., Class A	2,276	57,993
SM Energy Co.	6,183	162,551
Southwestern Energy Co.(1)	54,207	258,567
Talos Energy, Inc.(1)	3,477	42,802
Targa Resources Corp.	7,349	500,099
Teekay Tankers Ltd., Class A	1,161	41,947
Texas Pacific Land Corp.	196	255,525
VAALCO Energy, Inc.	2,868	11,070
Valero Energy Corp.	9,989	1,069,223
Viper Energy Partners LP	1,359	35,035
Vital Energy, Inc.(1)(2)	861	35,723
Williams Cos., Inc.	22,573	646,942
World Fuel Services Corp.	1,606	36,729
		29,852,179
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	642	19,510
Glatfelter Corp.	1,507	4,325
Louisiana-Pacific Corp.	3,453	202,070
Mercer International, Inc.	2,526	21,875
Sylvamo Corp.	2,010	79,234
		327,014
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(1)	4,954	222,583
Allegiant Travel Co.(1)	620	60,444
American Airlines Group, Inc.(1)	3,925	58,011
Delta Air Lines, Inc.(1)	6,530	237,235
Hawaiian Holdings, Inc.(1)(2)	2,390	19,144
JetBlue Airways Corp.(1)	4,739	32,367
Mesa Air Group, Inc.(1)	522	856
SkyWest, Inc.(1)	1,629	48,723
Southwest Airlines Co.	14,233	425,140
Spirit Airlines, Inc.	2,608	39,668
Sun Country Airlines Holdings, Inc.(1)	1,302	24,478
United Airlines Holdings, Inc.(1)	8,187	388,596
		1,557,245
Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	203	7,434
Coty, Inc., Class A(1)	226	2,450
Edgewell Personal Care Co.	654	25,473
Estee Lauder Cos., Inc., Class A	1,959	360,515
Herbalife Ltd.(1)	446	5,281
Inter Parfums, Inc.	360	45,216
Medifast, Inc.	515	40,530

Nu Skin Enterprises, Inc., Class A	1,997	66,560
USANA Health Sciences, Inc.(1)	442	26,816
		580,275
Pharmaceuticals — 4.0%
Aclaris Therapeutics, Inc.(1)	957	7,991
Amneal Pharmaceuticals, Inc.(1)	658	1,540
Amphastar Pharmaceuticals, Inc.(1)	1,262	55,995
ANI Pharmaceuticals, Inc.(1)	550	24,827
Arvinas, Inc.(1)	1,841	40,189
Assertio Holdings, Inc.(1)	2,974	18,825
Atea Pharmaceuticals, Inc.(1)	3,630	14,484
Athira Pharma, Inc.(1)	865	2,396
Bristol-Myers Squibb Co.	29,807	1,920,763
Catalent, Inc.(1)	1,264	47,059
Corcept Therapeutics, Inc.(1)	3,958	92,973
Elanco Animal Health, Inc.(1)	2,049	16,699
Eli Lilly & Co.	5,804	2,492,586
Harmony Biosciences Holdings, Inc.(1)	1,234	42,672
Innoviva, Inc.(1)	2,990	40,335
Jazz Pharmaceuticals PLC(1)	1,889	242,094
Johnson & Johnson	21,938	3,401,706
Ligand Pharmaceuticals, Inc.(1)	480	33,638
Merck & Co., Inc.	31,880	3,519,871
NGM Biopharmaceuticals, Inc.(1)	636	1,927
Nuvation Bio, Inc.(1)	2,146	3,477
Organon & Co.	1,514	29,356
Perrigo Co. PLC	1,973	63,057
Pfizer, Inc.	58,928	2,240,443
Phibro Animal Health Corp., Class A	349	4,642
Prestige Consumer Healthcare, Inc.(1)	1,185	67,818
ProPhase Labs, Inc.(1)(2)	711	6,747
Reata Pharmaceuticals, Inc., Class A(1)	1	90
Royalty Pharma PLC, Class A	4,252	139,211
SIGA Technologies, Inc.(2)	2,227	12,494
Supernus Pharmaceuticals, Inc.(1)	1,246	41,292
Theravance Biopharma, Inc.(1)(2)	88	984
Viatris, Inc.	40,662	372,057
Zoetis, Inc.	3,630	591,726
		15,591,964
Professional Services — 1.2%
ASGN, Inc.(1)	367	24,013
Automatic Data Processing, Inc.	5,192	1,085,076
Barrett Business Services, Inc.	411	34,524
Booz Allen Hamilton Holding Corp.	2,030	204,177
Broadridge Financial Solutions, Inc., ADR	933	136,890
CACI International, Inc., Class A(1)	73	21,843
CBIZ, Inc.(1)	1,968	99,227
Ceridian HCM Holding, Inc.(1)	388	23,998
Clarivate PLC(1)	7,062	55,084
Concentrix Corp.	587	51,480
CoStar Group, Inc.(1)	2,588	205,487
CRA International, Inc.	224	20,758
CSG Systems International, Inc.	812	38,960
Dun & Bradstreet Holdings, Inc.	380	3,800
Equifax, Inc.	584	121,834

ExlService Holdings, Inc.(1)	336	50,716
Exponent, Inc.	1,023	93,420
First Advantage Corp.(1)	1,404	18,968
Franklin Covey Co.(1)	585	21,598
FTI Consulting, Inc.(1)	197	37,038
Genpact Ltd.	1,411	51,897
Heidrick & Struggles International, Inc.	865	20,976
IBEX Holdings Ltd.(1)	816	16,712
Jacobs Solutions, Inc.	365	40,004
KBR, Inc.	1,649	97,324
Kelly Services, Inc., Class A	1,355	23,685
Kforce, Inc.	916	52,752
Korn Ferry	2,010	94,470
Leidos Holdings, Inc.	263	20,530
ManpowerGroup, Inc.	1,108	77,748
Maximus, Inc.	765	61,934
NV5 Global, Inc.(1)	172	15,587
Paychex, Inc.	5,659	593,799
Paycom Software, Inc.	950	266,124
Paylocity Holding Corp.(1)	260	44,915
Planet Labs PBC(1)	5,590	25,658
RCM Technologies, Inc.(1)	304	4,928
Resources Connection, Inc.	1,465	22,385
Robert Half International, Inc.	3,564	231,731
Science Applications International Corp.	224	21,802
SS&C Technologies Holdings, Inc.	517	28,414
TransUnion	796	57,296
TriNet Group, Inc.(1)	1,299	115,442
TrueBlue, Inc.(1)	1,245	20,592
TTEC Holdings, Inc.	119	3,775
Verisk Analytics, Inc.	840	184,052
Verra Mobility Corp.(1)	2,671	47,090
		4,590,513
Real Estate Management and Development — 0.3%
CBRE Group, Inc., Class A(1)	4,839	362,538
Cushman & Wakefield PLC(1)	1,625	12,886
Douglas Elliman, Inc.	2,917	8,488
Forestar Group, Inc.(1)	454	9,230
FRP Holdings, Inc.(1)	20	1,056
Howard Hughes Corp.(1)	629	46,905
Jones Lang LaSalle, Inc.(1)	937	131,499
Kennedy-Wilson Holdings, Inc.	3,861	59,575
Marcus & Millichap, Inc.	1,365	40,063
Newmark Group, Inc., Class A	5,411	30,951
RE/MAX Holdings, Inc., Class A	648	12,111
RMR Group, Inc., Class A	648	13,951
St. Joe Co.	992	46,138
Zillow Group, Inc., Class A(1)	1,616	72,381
Zillow Group, Inc., Class C(1)	6,358	289,988
		1,137,760
Semiconductors and Semiconductor Equipment — 6.1%
ACM Research, Inc., Class A(1)	1,253	12,668
Advanced Micro Devices, Inc.(1)	9,637	1,139,190
Allegro MicroSystems, Inc.(1)	1,211	47,629
Alpha & Omega Semiconductor Ltd.(1)	643	17,805

Amkor Technology, Inc.	4,994	123,751
Analog Devices, Inc.	3,311	588,332
Applied Materials, Inc.	13,073	1,742,631
Axcelis Technologies, Inc.(1)	1,221	192,369
AXT, Inc.(1)	2,464	8,402
Broadcom, Inc.	2,290	1,850,228
CEVA, Inc.(1)	370	9,257
Cirrus Logic, Inc.(1)	2,053	159,477
Cohu, Inc.(1)	1,163	44,589
Diodes, Inc.(1)	2,082	187,047
Enphase Energy, Inc.(1)	1,912	332,459
Entegris, Inc.	1,443	151,876
First Solar, Inc.(1)	1,490	302,410
FormFactor, Inc.(1)	1,867	58,419
GLOBALFOUNDRIES, Inc.(1)	1,563	91,170
Ichor Holdings Ltd.(1)	663	20,089
Intel Corp.	43,137	1,356,227
KLA Corp.	2,187	968,819
Kulicke & Soffa Industries, Inc.	2,255	119,244
Lam Research Corp.	2,429	1,497,964
Lattice Semiconductor Corp.(1)	701	56,998
Magnachip Semiconductor Corp.(1)	601	6,148
Marvell Technology, Inc.	4,008	234,428
MaxLinear, Inc.(1)	2,409	70,367
Microchip Technology, Inc.	4,146	312,028
Micron Technology, Inc.	21,115	1,440,043
MKS Instruments, Inc.	885	86,119
Monolithic Power Systems, Inc.	313	153,342
NVE Corp.	259	23,147
NVIDIA Corp.	10,245	3,876,093
NXP Semiconductors NV	2,118	379,334
ON Semiconductor Corp.(1)	12,255	1,024,518
Onto Innovation, Inc.(1)	941	101,016
Photronics, Inc.(1)	3,795	80,568
Power Integrations, Inc.	1,251	108,086
Qorvo, Inc.(1)	1,536	149,391
QUALCOMM, Inc.	12,943	1,467,866
Rambus, Inc.(1)	1,432	91,591
Silicon Laboratories, Inc.(1)	54	7,596
Skyworks Solutions, Inc.	2,845	294,486
SMART Global Holdings, Inc.(1)(2)	2,037	45,996
SolarEdge Technologies, Inc.(1)	522	148,681
Synaptics, Inc.(1)	1,600	137,664
Teradyne, Inc.	4,306	431,418
Texas Instruments, Inc.	11,907	2,070,389
Ultra Clean Holdings, Inc.(1)	1,864	63,898
Universal Display Corp.	515	75,875
Veeco Instruments, Inc.(1)	988	24,117
Wolfspeed, Inc.(1)(2)	1,176	56,495
		24,039,750
Software — 6.5%
A10 Networks, Inc.	1,937	28,842
ACI Worldwide, Inc.(1)	251	5,725
Adeia, Inc.	4,400	43,164
Adobe, Inc.(1)	2,679	1,119,259

American Software, Inc., Class A	628	7,994
ANSYS, Inc.(1)	336	108,726
Aspen Technology, Inc.(1)	420	68,846
Autodesk, Inc.(1)	2,357	469,962
Bentley Systems, Inc., Class B	1,233	60,146
Bills Holdings, Inc.(1)	547	56,658
Black Knight, Inc.(1)	377	21,783
Blackbaud, Inc.(1)	48	3,521
Box, Inc., Class A(1)	1,329	37,438
C3.ai, Inc., Class A(1)(2)	1,892	75,699
Cadence Design Systems, Inc.(1)	3,097	715,128
CommVault Systems, Inc.(1)	646	45,020
Consensus Cloud Solutions, Inc.(1)	294	10,716
Crowdstrike Holdings, Inc., Class A(1)	1,698	271,901
Datadog, Inc., Class A(1)	734	69,664
DocuSign, Inc.(1)	1,998	112,687
Dolby Laboratories, Inc., Class A	512	42,255
Dropbox, Inc., Class A(1)	1,553	35,750
Dynatrace, Inc.(1)	454	23,150
Elastic NV(1)	232	16,894
Envestnet, Inc.(1)	56	2,931
Fair Isaac Corp.(1)	220	173,287
Fortinet, Inc.(1)	5,153	352,105
Gen Digital, Inc.	2,630	46,130
Guidewire Software, Inc.(1)	731	60,658
HubSpot, Inc.(1)	150	77,699
InterDigital, Inc.	1,363	113,184
Intuit, Inc.	1,093	458,098
LiveRamp Holdings, Inc.(1)	716	17,427
Manhattan Associates, Inc.(1)	1,571	285,011
Marathon Digital Holdings, Inc.(1)(2)	1,792	17,544
Microsoft Corp.	49,020	16,097,678
MicroStrategy, Inc., Class A(1)(2)	6	1,810
NCR Corp.(1)	943	22,349
Nutanix, Inc., Class A(1)	878	26,006
Olo, Inc., Class A(1)	2,445	16,822
OneSpan, Inc.(1)	1,232	18,653
Oracle Corp. (New York)	6,108	647,082
Palantir Technologies, Inc., Class A(1)	6,821	100,337
Palo Alto Networks, Inc.(1)	3,402	725,953
Procore Technologies, Inc.(1)	234	14,150
Progress Software Corp.	642	38,520
PROS Holdings, Inc.(1)	347	10,521
PTC, Inc.(1)	165	22,176
Qualys, Inc.(1)	1,191	150,376
Rapid7, Inc.(1)	344	16,416
RingCentral, Inc., Class A(1)	153	5,309
Riot Platforms, Inc.(1)	1,138	13,656
Roper Technologies, Inc.	306	138,991
Salesforce, Inc.(1)	3,465	774,012
ServiceNow, Inc.(1)	949	516,996
Splunk, Inc.(1)	446	44,283
SPS Commerce, Inc.(1)	399	62,164
Synopsys, Inc.(1)	1,041	473,613
Tenable Holdings, Inc.(1)	482	19,757

Tyler Technologies, Inc.(1)	156	61,926
UiPath, Inc., Class A(1)	1,377	24,635
Unity Software, Inc.(1)	612	18,189
Verint Systems, Inc.(1)	99	3,552
VMware, Inc., Class A(1)	1,825	248,729
Workday, Inc., Class A(1)	579	122,742
Workiva, Inc.(1)	347	33,610
Xperi, Inc.(1)	1,053	12,457
Zoom Video Communications, Inc., Class A(1)	3,435	230,592
Zscaler, Inc.(1)	240	32,515
		25,801,579
Specialty Retail — 2.7%
1-800-Flowers.com, Inc., Class A(1)	849	6,894
Aaron's Co., Inc.	1,139	13,941
Abercrombie & Fitch Co., Class A(1)	2,006	62,246
Academy Sports & Outdoors, Inc.	3,804	186,244
Advance Auto Parts, Inc.	1,908	139,074
American Eagle Outfitters, Inc.	10,250	104,242
America's Car-Mart, Inc.(1)	283	23,073
Arko Corp.	3,379	24,498
Asbury Automotive Group, Inc.(1)	791	165,406
AutoNation, Inc.(1)	1,958	256,341
AutoZone, Inc.(1)	93	221,976
Bath & Body Works, Inc.	773	27,240
Best Buy Co., Inc.	4,874	354,194
Big 5 Sporting Goods Corp.	321	2,427
Buckle, Inc.	1,782	54,725
Build-A-Bear Workshop, Inc.	1,114	20,253
Burlington Stores, Inc.(1)	2,285	343,801
Caleres, Inc.	2,141	36,954
CarMax, Inc.(1)	4,353	314,330
Cato Corp., Class A	608	4,900
Chewy, Inc., Class A(1)	788	23,238
Chico's FAS, Inc.(1)	7,596	34,486
Children's Place, Inc.(1)	496	7,455
Citi Trends, Inc.(1)	310	4,532
Container Store Group, Inc.(1)	332	817
Designer Brands, Inc., Class A	3,573	22,403
Destination XL Group, Inc.(1)	3,385	14,082
Dick's Sporting Goods, Inc.	2,161	275,549
Five Below, Inc.(1)	1,398	241,183
Floor & Decor Holdings, Inc., Class A(1)	2,329	212,661
Foot Locker, Inc.(2)	4,733	119,840
GameStop Corp., Class A(1)	144	3,463
Gap, Inc.	8,170	65,523
Genesco, Inc.(1)	669	12,062
Group 1 Automotive, Inc.	719	160,704
Guess?, Inc.(2)	1,409	27,067
Haverty Furniture Cos., Inc.	552	14,567
Hibbett, Inc.	768	27,663
Home Depot, Inc.	3,832	1,086,180
Kirkland's, Inc.(1)	193	554
Lands' End, Inc.(1)	165	1,035
Leslie's, Inc.(1)	1,884	17,860
Lithia Motors, Inc.	930	216,950

LL Flooring Holdings, Inc.(1)	428	1,926
Lowe's Cos., Inc.	3,078	619,078
MarineMax, Inc.(1)	860	24,398
Monro, Inc.	56	2,317
Murphy USA, Inc.	981	271,168
National Vision Holdings, Inc.(1)	585	14,771
ODP Corp.(1)	1,904	76,274
O'Reilly Automotive, Inc.(1)	496	448,042
Penske Automotive Group, Inc.	1,020	140,984
PetMed Express, Inc.	282	4,182
RH(1)	456	111,711
Ross Stores, Inc.	5,378	557,268
Sally Beauty Holdings, Inc.(1)	1,334	15,021
Shoe Carnival, Inc.	492	9,628
Signet Jewelers Ltd.	2,197	139,488
Sonic Automotive, Inc., Class A	922	38,208
Sportsman's Warehouse Holdings, Inc.(1)	796	3,606
Stitch Fix, Inc., Class A(1)(2)	127	456
Tilly's, Inc., Class A(1)	712	5,554
TJX Cos., Inc.	19,175	1,472,448
Tractor Supply Co.	2,936	615,356
Ulta Beauty, Inc.(1)	1,432	586,877
Upbound Group, Inc.	2,885	86,290
Urban Outfitters, Inc.(1)	2,130	65,647
Valvoline, Inc.	2,780	107,030
Victoria's Secret & Co.(1)	3,269	66,753
Wayfair, Inc., Class A(1)	187	7,540
Williams-Sonoma, Inc.	2,607	295,921
Zumiez, Inc.(1)	640	10,285
		10,750,860
Technology Hardware, Storage and Peripherals — 5.0%
Apple, Inc.	105,074	18,624,367
Avid Technology, Inc.(1)	259	6,216
Dell Technologies, Inc., Class C	2,087	93,518
Eastman Kodak Co.(1)	2,017	10,105
Hewlett Packard Enterprise Co.	10,968	158,159
HP, Inc.	5,124	148,903
Immersion Corp.	1,954	13,834
IonQ, Inc.(1)(2)	2,950	31,831
NetApp, Inc.	2,900	192,415
Pure Storage, Inc., Class A(1)	1,885	54,269
Seagate Technology Holdings PLC	2,805	168,581
Stratasys Ltd.(1)	65	946
Super Micro Computer, Inc.(1)	867	194,165
Western Digital Corp.(1)	4,088	158,328
Xerox Holdings Corp.	2,848	40,071
		19,895,708
Textiles, Apparel and Luxury Goods — 0.9%
Capri Holdings Ltd.(1)	4,929	173,008
Carter's, Inc.	1,203	74,790
Columbia Sportswear Co.	506	37,358
Crocs, Inc.(1)	1,885	211,648
Deckers Outdoor Corp.(1)	786	373,350
Fossil Group, Inc.(1)	764	1,551
G-III Apparel Group Ltd.(1)	1,426	22,930

Kontoor Brands, Inc.	1,131	44,290
Lakeland Industries, Inc.	124	1,358
Levi Strauss & Co., Class A	2,442	32,308
lululemon athletica, Inc.(1)	1,677	556,646
Movado Group, Inc.	613	15,601
NIKE, Inc., Class B	8,125	855,237
Oxford Industries, Inc.	933	93,244
PVH Corp.	2,090	179,782
Ralph Lauren Corp.	1,442	153,299
Rocky Brands, Inc.	110	2,102
Skechers USA, Inc., Class A(1)	1,975	101,456
Steven Madden Ltd.	3,459	107,955
Tapestry, Inc.	8,573	343,091
Under Armour, Inc., Class A(1)	6,609	47,651
Under Armour, Inc., Class C(1)	7,167	47,159
Unifi, Inc.(1)	394	2,841
VF Corp.	3,131	53,916
		3,532,571
Trading Companies and Distributors — 1.0%
Air Lease Corp.	4,494	170,862
Alta Equipment Group, Inc.	676	9,200
Applied Industrial Technologies, Inc.	796	97,876
BlueLinx Holdings, Inc.(1)	434	35,683
Boise Cascade Co.	2,057	147,734
Fastenal Co.	8,539	459,825
GATX Corp.	1,504	178,841
GMS, Inc.(1)	2,249	142,429
H&E Equipment Services, Inc.	1,941	69,798
Herc Holdings, Inc.	1,406	142,597
Hudson Technologies, Inc.(1)	2,646	23,126
McGrath RentCorp	1,075	95,471
MSC Industrial Direct Co., Inc., Class A	722	64,922
NOW, Inc.(1)	3,177	28,244
Rush Enterprises, Inc., Class A	1,829	95,602
Rush Enterprises, Inc., Class B	295	17,166
SiteOne Landscape Supply, Inc.(1)	519	71,565
Textainer Group Holdings Ltd.	1,559	55,298
Titan Machinery, Inc.(1)	997	25,174
Triton International Ltd.	3,108	256,845
United Rentals, Inc.	1,899	633,867
Univar Solutions, Inc.(1)	248	8,834
Veritiv Corp.	747	78,876
Watsco, Inc.	365	118,395
WESCO International, Inc.	504	69,240
WW Grainger, Inc.	1,218	790,506
		3,887,976
Water Utilities — 0.1%
American States Water Co.	389	34,551
American Water Works Co., Inc.	2,135	308,401
California Water Service Group	1,285	73,129
Essential Utilities, Inc.	555	22,611
		438,692
Wireless Telecommunication Services — 0.3%
Gogo, Inc.(1)	445	6,697
Shenandoah Telecommunications Co.	1,063	20,176

Telephone & Data Systems, Inc.	3,403	22,732
T-Mobile U.S., Inc.(1)	8,658	1,188,311
US Cellular Corp.(1)	828	11,840
		1,249,756
TOTAL COMMON STOCKS (Cost $391,977,879)		392,954,582
ESCROW INTERESTS†
Diversified Telecommunication Services†
GCI Liberty, Inc.(1) (Cost $—)	210	2
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	396,775	396,775
State Street Navigator Securities Lending Government Money Market Portfolio(3)	930,258	930,258
TOTAL SHORT-TERM INVESTMENTS (Cost $1,327,033)		1,327,033
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $393,304,912)		394,281,617
OTHER ASSETS AND LIABILITIES — (0.1)%		(386,672)
TOTAL NET ASSETS — 100.0%		$393,894,945

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	4	June 2023	$838,100	$46,294
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,563,165. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,674,991, which includes securities collateral of $1,744,733.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.